President's Letter



Dear Valued Client,


What a year this has been in the market! Many of us feel as if we've been riding a roller coaster. Record highs one day. Record drops another. But you'll see on the following pages that, overall, your Aetna Retirement Services variable annuity or variable life insurance contract has once again delivered solid returns(1).


The dramatic changes such as those witnessed in the 1998 financial markets reinforce the importance of choosing a competent, long-term financial partner -- one who can help you to weather the dips in the market.


At Aetna Retirement Services, we take our role as your financial partner very seriously, and realize that the dollars we hold are actually your dreams. Perhaps it's your hope of an early retirement. Or a dream home. It may be the promise of your child's or grandchild's college education. Or the pride you take in knowing that your family is financially secure because of the financial plans you've made with us in retirement. Whatever your goals, our team of professionals is here to help you achieve them.


As we move through 1999, I want you to know that we are prepared to help meet your needs well into the next millennium. We have a team of extremely competent business experts and systems leading our charge in addressing the Year 2000 bug. In fact, we are making steady progress in systems remediation, and expect to be Year 2000 ready by mid-1999.


My colleagues at Aetna Retirement Services and I look forward to continuing our partnership into the next millennium. Thank you for your confidence and support.


Sincerely,


/s/ Thomas J. McInerney


Thomas J. McInerney



--------------------------
(1)Remember that past performance is no indication of future results.

Variable Annuity Account B

Statement of Assets and Liabilities - December 31, 1998


ASSETS:
Investments, at net asset value: (Note 1)

                                                                                                          Net
                                                                   Shares             Cost             Assets
                                                                   ------             ----             ------
 Aetna Ascent VP:                                               1,775,905   $   25,102,742     $   24,898,190
 Aetna Balanced VP:                                            12,391,167      181,255,533        194,913,051
 Aetna Bond VP:                                                 6,915,310       90,585,384         90,313,945
 Aetna Crossroads VP:                                           2,222,763       29,151,210         29,607,202
 Aetna Get Fund, Series B:                                      1,328,751       16,114,148         19,399,768
 Aetna Get Fund, Series C:                                        641,495        6,843,405          9,276,019
 Aetna Get Fund, Series D:                                      8,945,182       89,971,949         89,907,126
 Aetna Growth and Income VP:                                   34,864,532    1,125,170,574      1,110,783,981
 Aetna Growth VP:                                               2,192,686       25,612,305         29,667,044
 Aetna High Yield VP:                                              25,485          269,013            230,386
 Aetna Index Plus Large Cap VP:                                 4,950,434       77,533,729         87,078,142
 Aetna Index Plus Mid Cap VP:                                      30,799          350,678            375,745
 Aetna Index Plus Small Cap VP:                                    98,357          961,535            969,800
 Aetna International VP:                                          132,091        1,535,380          1,530,933
 Aetna Legacy VP:                                               2,841,936       34,924,355         35,154,748
 Aetna Money Market VP:                                        11,204,743      148,567,676        150,002,380
 Aetna Real Estate Securities VP:                                 115,069        1,060,043            981,537
 Aetna Small Company VP:                                        1,445,875       17,304,318         18,492,740
 Aetna Value Opportunity VP:                                    1,296,961       16,956,181         18,689,212
 AIM V.I. Funds:
  Capital Appreciation Fund:                                       11,857          279,072            298,792
  Growth and Income Fund:                                           9,329          203,793            221,558
  Growth Fund:                                                     11,970          284,519            296,860
  Value Fund:                                                      26,818          681,416            703,970
 Alger American Funds:
  Balanced Portfolio:                                             476,550        4,602,622          6,185,618
  Income & Growth Portfolio:                                    1,178,638       11,247,924         15,463,737
  Leveraged AllCap Portfolio:                                     486,301       10,438,458         16,971,895
 American Century Investments:
  Balanced Fund:                                                  567,422        4,244,446          4,732,298
  International Fund:                                             760,004        5,048,080          5,791,227
 Calvert Social Balanced Portfolio:                               916,276        1,943,153          1,958,082
 Fidelity Investments Variable Insurance Products Fund:
  Equity-Income Portfolio:                                      6,927,959      153,249,176        176,108,721
  Growth Portfolio:                                             3,087,069      104,576,368        138,516,768
  High Income Portfolio:                                        4,321,896       54,257,145         49,831,459
  Overseas Portfolio:                                             892,112       17,216,864         17,886,843
 Fidelity Investments Variable Insurance Products Fund II:
  Asset Manager Portfolio:                                      1,124,160       18,781,312         20,414,738
  Contrafund Portfolio:                                         6,668,348      127,772,939        162,974,413
  Index 500 Portfolio:                                          1,003,440      116,197,819        141,735,838
  Investment Grade Bond Portfolio:                                439,478        5,217,593          5,695,641
 Insurance Management Series:
  American Leaders Fund II:                                     6,201,568       97,218,342        134,450,002
  Equity Income Fund II:                                        2,025,727       24,690,902         28,664,036
  Growth Strategies Fund II:                                    1,532,692       22,205,952         27,450,515
  High Income Bond Fund II:                                     4,568,474       47,172,964         49,887,731
  International Equity Fund II:                                 1,138,497       13,701,931         17,521,464
  Prime Money Fund II:                                          8,067,320        8,065,097          8,067,320

Variable Annuity Account B

                                                                                                Net
                                                      Shares               Cost              Assets
                                                      ------               ----              ------
  U.S. Government Securities II:                   1,439,895     $   15,041,447      $   16,054,824
  Utility Fund II:                                 1,986,746         23,284,347          30,337,604
 Janus Aspen Series:
  Aggressive Growth Portfolio:                     2,079,332         49,261,924          57,368,774
  Balanced Portfolio:                              3,210,155         56,987,418          72,228,489
  Flexible Income Portfolio:                       1,710,899         20,378,246          20,633,439
  Growth Portfolio:                                2,958,516         57,362,313          69,643,462
  Worldwide Growth Portfolio:                      8,512,439        210,385,419         247,626,862
 Lexington Emerging Markets Fund:                    266,212          2,706,082           1,509,423
 Lexington Natural Resources Trust Fund:             358,558          5,221,161           3,954,893
 MFS Funds:
  Total Return Series:                             2,104,731         34,302,993          38,137,728
  Worldwide Government Series:                       185,123          1,911,846           2,014,138
 Oppenheimer Funds:
  Aggressive Growth Fund:                            265,843         10,674,495          11,917,723
  Global Securities Fund:                            346,765          6,867,095           7,653,101
  Growth & Income Fund:                            1,718,418         35,629,032          35,193,209
  Strategic Bond Fund:                             2,558,320         13,050,936          13,098,600
 Portfolio Partners, Inc. (PPI):
  PPI MFS Emerging Equities Portfolio:             2,382,266        112,648,846         132,072,829
  PPI MFS Research Growth Portfolio:               7,421,331         77,594,206          88,610,687
  PPI MFS Value Equity Portfolio:                    738,878         24,196,477          27,966,529
  PPI Scudder International Growth Portfolio:      1,049,896         16,732,753          17,596,256
  PPI T. Rowe Price Growth Equity Portfolio:       2,148,768         93,956,758         118,848,377
                                                                 --------------      --------------
NET ASSETS                                                       $3,606,761,839      $3,956,568,422
                                                                 ==============      ==============

Net assets represented by:
Reserves for annuity contracts in accumulation and payment period: (Notes 1 and
5)


Aetna Ascent VP:
   Annuity contracts in accumulation ...........  $   24,898,190
Aetna Balanced VP:
   Annuity contracts in accumulation ...........     176,154,146
   Annuity contracts in payment period .........      18,758,905
Aetna Bond VP:
   Annuity contracts in accumulation ...........      85,100,187
   Annuity contracts in payment period .........       5,213,758
Aetna Crossroads VP:
   Annuity contracts in accumulation ...........      28,289,880
   Annuity contracts in payment period .........       1,317,322
Aetna Get Fund, Series B:
   Annuity contracts in accumulation ...........      19,399,768
Aetna Get Fund, Series C:
   Annuity contracts in accumulation ...........       9,276,019
Aetna Get Fund, Series D:
   Annuity contracts in accumulation ...........      89,907,126
Aetna Growth and Income VP:
   Annuity contracts in accumulation ...........     955,586,320
   Annuity contracts in payment period .........     155,197,661
Aetna Growth VP:
   Annuity contracts in accumulation ...........      28,467,187
   Annuity contracts in payment period .........       1,199,857

Variable Annuity Account B

Aetna High Yield VP:
   Annuity contracts in accumulation ...........  $     230,386
Aetna Index Plus Large Cap VP:
   Annuity contracts in accumulation ...........     85,248,495
   Annuity contracts in payment period .........      1,829,647
Aetna Index Plus Mid Cap VP:
   Annuity contracts in accumulation ...........        375,745
Aetna Index Plus Small Cap VP:
   Annuity contracts in accumulation ...........        969,800
Aetna International VP:
   Annuity contracts in accumulation ...........      1,528,847
   Annuity contracts in payment period .........          2,086
Aetna Legacy VP:
   Annuity contracts in accumulation ...........     32,331,905
   Annuity contracts in payment period .........      2,822,843
Aetna Money Market VP:
   Annuity contracts in accumulation ...........    149,772,871
   Annuity contracts in payment period .........        229,509
Aetna Real Estate Securities VP:
   Annuity contracts in accumulation ...........        965,259
   Annuity contracts in payment period .........         16,278
Aetna Small Company VP:
   Annuity contracts in accumulation ...........     18,295,242
   Annuity contracts in payment period .........        197,498
Aetna Value Opportunity VP:
   Annuity contracts in accumulation ...........     18,689,212
AIM V.I. Funds:
 Capital Appreciation Fund:
   Annuity contracts in accumulation ...........        298,792
 Growth and Income Fund:
   Annuity contracts in accumulation ...........        221,558
 Growth Fund:
   Annuity contracts in accumulation ...........        296,860
 Value Fund:
   Annuity contracts in accumulation ...........        703,970
Alger American Funds:
 Balanced Portfolio:
   Annuity contracts in accumulation ...........      6,185,618
 Income & Growth Portfolio:
   Annuity contracts in accumulation ...........     15,463,737
 Leveraged AllCap Portfolio:
   Annuity contracts in accumulation ...........     16,971,895
American Century Investments:
 Balanced Fund:
   Annuity contracts in accumulation ...........      4,732,298
International Fund:
   Annuity contracts in accumulation ...........      5,791,227
Calvert Social Balanced Portfolio:
   Annuity contracts in accumulation ...........      1,958,082

Variable Annuity Account B

Fidelity Investments Variable Insurance Products Fund:
 Equity-Income Portfolio:
   Annuity contracts in accumulation ....................    $176,108,721
 Growth Portfolio:
   Annuity contracts in accumulation ....................     138,516,768
 High Income Portfolio:
   Annuity contracts in accumulation ....................      49,328,098
   Annuity contracts in payment period ..................         503,361
 Overseas Portfolio:
   Annuity contracts in accumulation ....................      17,886,843
Fidelity Investments Variable Insurance Products Fund II:
 Asset Manager Portfolio:
   Annuity contracts in accumulation ....................      20,414,738
 Contrafund Portfolio:
   Annuity contracts in accumulation ....................     162,974,413
 Index 500 Portfolio:
   Annuity contracts in accumulation ....................     141,735,838
 Investment Grade Bond Portfolio:
   Annuity contracts in accumulation ....................       5,695,641
Insurance Management Series:
 American Leaders Fund II:
   Annuity contracts in accumulation ....................     134,398,144
   Annuity contracts in payment period ..................          51,858
 Equity Income Fund II:
   Annuity contracts in accumulation ....................      28,656,460
   Annuity contracts in payment period ..................           7,576
 Growth Strategies Fund II:
   Annuity contracts in accumulation ....................      27,450,515
 High Income Bond Fund II:
   Annuity contracts in accumulation ....................      49,887,731
 International Equity Fund II:
   Annuity contracts in accumulation ....................      17,521,464
 Prime Money Fund II:
   Annuity contracts in accumulation ....................       8,067,320
 U.S. Government Securities II:
   Annuity contracts in accumulation ....................      16,054,824
 Utility Fund II:
   Annuity contracts in accumulation ....................      30,329,937
   Annuity contracts in payment period ..................           7,667
Janus Aspen Series:
 Aggressive Growth Portfolio:
   Annuity contracts in accumulation ....................      57,368,774
 Balanced Portfolio:
   Annuity contracts in accumulation ....................      72,228,489
 Flexible Income Portfolio:
   Annuity contracts in accumulation ....................      20,633,439
 Growth Portfolio:
   Annuity contracts in accumulation ....................      68,058,273
   Annuity contracts in payment period ..................       1,585,189
 Worldwide Growth Portfolio:
   Annuity contracts in accumulation ....................     243,902,115
   Annuity contracts in payment period ..................       3,724,747

Variable Annuity Account B

Lexington Emerging Markets Fund:
   Annuity contracts in accumulation ...........  $    1,509,423
Lexington Natural Resources Trust Fund:
   Annuity contracts in accumulation ...........       3,954,893
MFS Funds:
 Total Return Series:
   Annuity contracts in accumulation ...........      38,137,728
 Worldwide Government Series:
   Annuity contracts in accumulation ...........       2,014,138
Oppenheimer Funds:
 Aggressive Growth Fund:
   Annuity contracts in accumulation ...........      11,917,723
 Global Securities Fund:
   Annuity contracts in accumulation ...........       7,653,101
 Growth & Income Fund:
   Annuity contracts in accumulation ...........      35,193,209
 Strategic Bond Fund:
   Annuity contracts in accumulation ...........      12,897,019
   Annuity contracts in payment period .........         201,581
Portfolio Partners, Inc (PPI):
 PPI MFS Emerging Equities Portfolio:
   Annuity contracts in accumulation ...........     131,150,274
   Annuity contracts in payment period .........         922,555
 PPI MFS Research Growth Portfolio:
   Annuity contracts in accumulation ...........      88,610,687
 PPI MFS Value Equity Portfolio:
   Annuity contracts in accumulation ...........      27,062,849
   Annuity contracts in payment period .........         903,680
 PPI Scudder International Growth Portfolio:
   Annuity contracts in accumulation ...........      17,577,310
   Annuity contracts in payment period .........          18,946
 PPI T. Rowe Price Growth Equity Portfolio:
   Annuity contracts in accumulation ...........     118,791,854
   Annuity contracts in payment period .........          56,523
                                                  --------------
                                                  $3,956,568,422
                                                  ==============

See Notes to Financial Statements

Variable Annuity Account B

Statements of Operations and Changes in Net Assets


                                                                                  Year Ended December 31,
                                                                                  1998                1997
                                                                                  ----                ----
INVESTMENT INCOME:
Income: (Notes 1, 3 and 5)
 Dividends .............................................................    $  325,794,651      $  278,833,116
Expenses: (Notes 2 and 5)
 Valuation period deductions ...........................................       (42,285,760)        (29,243,851)
                                                                            --------------      --------------
Net investment income ..................................................       283,508,891         249,589,265
                                                                            --------------      --------------
NET REALIZED AND UNREALIZED GAIN
 ON INVESTMENTS:
Net realized gain on sales of investments: (Notes 1, 4 and 5)
 Proceeds from sales ...................................................     1,555,519,398       1,004,789,371
 Cost of investments sold ..............................................     1,412,108,865         933,728,508
                                                                            --------------      --------------
  Net realized gain ....................................................       143,410,533          71,060,863
                                                                            --------------      --------------
Net unrealized gain on investments: (Note 5)
 Beginning of year .....................................................       255,524,506         122,191,053
 End of year ...........................................................       349,806,583         255,524,506
                                                                            --------------      --------------
  Net change in unrealized gain ........................................        94,282,077         133,333,453
                                                                            --------------      --------------
Net realized and unrealized gain on investments ........................       237,692,610         204,394,316
                                                                            --------------      --------------
Net increase in net assets resulting from operations ...................       521,201,501         453,983,581
                                                                            --------------      --------------
FROM UNIT TRANSACTIONS:
Variable annuity contract purchase payments ............................       489,286,251         571,501,505
Transfers from the Company for mortality guarantee adjustments .........          (906,373)            371,835
Transfers from the Company's fixed account options .....................       212,914,994         144,526,667
Redemptions by contract holders ........................................      (167,845,102)        (82,942,177)
Annuity payments .......................................................       (22,421,712)        (16,137,431)
Other ..................................................................         1,896,006           2,327,153
                                                                            --------------      --------------
  Net increase in net assets from unit transactions (Note 5) ...........       512,924,064         619,647,552
                                                                            --------------      --------------
Change in net assets ...................................................     1,034,125,565       1,073,631,133
NET ASSETS:
Beginning of year ......................................................     2,922,442,857       1,848,811,724
                                                                            --------------      --------------
End of year ............................................................    $3,956,568,422      $2,922,442,857
                                                                            ==============      ==============



See Notes to Financial Statements

Variable Annuity Account B

Condensed Financial Information - Year Ended December 31, 1998


------------------------------------------------------------------------------------------------------------------------------------
                                                  Value
                                                 Per Unit               Increase (Decrease)           Units
                                                 --------                  in Value of            Outstanding        Reserves
                                         Beginning       End of             Accumulation              at End           at End
                                          of Year         Year                  Unit                 of Year          of Year
------------------------------------------------------------------------------------------------------------------------------------
Aetna Ascent VP:
Non-Qualified V                          $  15.392     $  15.855                3.01%                 274,115.2     $ 4,346,011
Non-Qualified V (0.75)                      15.535        16.082                3.52%                 104,608.3       1,682,346
Non-Qualified VII                           15.333        15.769                2.84%               1,027,839.2      16,207,554
Non-Qualified VIII                          14.947        14.012               (6.26%)  (4)           160,746.0       2,252,334
Non-Qualified IX                            15.364        15.786                2.75%                   1,717.5          27,113
Non-Qualified X                             15.422        15.942                3.37%                  24,014.0         382,832
------------------------------------------------------------------------------------------------------------------------------------
Aetna Balanced VP:
Non-Qualified V                             18.989        21.929               15.48%               2,929,719.6      64,245,891
Non-Qualified V (0.75)                      19.166        22.244               16.06%               1,798,424.8      40,003,913
Non-Qualified VI                            15.962        18.445               15.56%                  43,363.3         799,818
Non-Qualified VII                           18.653        21.507               15.30%               2,533,501.2      54,487,004
Non-Qualified VIII                          14.392        15.212                5.70%   (4)           363,744.6       5,533,430
Non-Qualified IX                            18.954        21.834               15.19%                  30,063.5         656,418
Non-Qualified X                             19.016        22.015               15.77%                 452,763.7       9,967,686
Non-Qualified XI                            15.985        18.517               15.84%                   6,799.7         125,910
Non-Qualified XIII                           9.555        10.337                8.18%   (10)            5,234.6          54,109
Non-Qualified XIV                            9.276        10.323               11.29%   (8)            17,680.9         182,516
Non-Qualified XV                             9.581        10.316                7.67%   (10)            9,446.8          97,451
Annuity contracts in payment period                                                                                  18,758,905
------------------------------------------------------------------------------------------------------------------------------------
Aetna Bond VP:
Non-Qualified V                             13.361        14.270                6.80%               1,129,588.7      16,119,085
Non-Qualified V (0.75)                      13.486        14.475                7.33%               2,012,308.2      29,127,850
Non-Qualified VI                            12.204        13.041                6.86%                  51,406.2         670,396
Non-Qualified VII                           13.128        13.998                6.63%               1,948,372.8      27,273,239
Non-Qualified VIII                          11.367        11.910                4.78%   (4)           387,994.7       4,620,903
Non-Qualified IX                            13.337        14.208                6.53%                  18,429.1         261,845
Non-Qualified X                             13.373        14.304                6.96%                 452,992.2       6,479,375
Non-Qualified XI                            12.214        13.072                7.02%                   1,301.4          17,012
Non-Qualified XIII                          10.157        10.319                1.59%   (9)            16,581.5         171,096
Non-Qualified XIV                           10.119        10.305                1.84%   (9)            30,948.7         318,914
Non-Qualified XV                            10.188        10.298                1.08%   (10)            3,930.2          40,472
Annuity contracts in payment period                                                                                   5,213,758
------------------------------------------------------------------------------------------------------------------------------------
Aetna Crossroads VP:
Non-Qualified V                             14.432        15.095                4.59%                 218,648.6       3,300,593
Non-Qualified V (0.75)                      14.566        15.312                5.12%                 119,245.6       1,825,908
Non-Qualified VII                           14.377        15.013                4.42%               1,316,579.2      19,766,357
Non-Qualified VIII                          14.044        13.588               (3.25%)  (4)           237,468.1       3,226,692
Non-Qualified IX                            14.406        15.030                4.33%                     457.5           6,876
Non-Qualified X                             14.461        15.179                4.97%                  10,768.7         163,454
Annuity contracts in payment period                                                                                   1,317,322
------------------------------------------------------------------------------------------------------------------------------------
Aetna Get Fund, Series B:
Non-Qualified V                             20.717        24.373               17.65%                 737,172.7      17,966,894
Non-Qualified X                             20.717        24.373               17.65%                  58,790.1       1,432,874
------------------------------------------------------------------------------------------------------------------------------------
Aetna Get Fund, Series C:
Non-Qualified V                             12.636        15.904               25.86%                  92,330.0       1,468,418
Non-Qualified V (0.75)                      12.718        16.087               26.49%                 468,819.8       7,541,894
Non-Qualified IX                            12.613        15.835               25.55%                   9,144.7         144,810
Non-Qualified X                             12.636        15.904               25.86%                   7,601.7         120,897
------------------------------------------------------------------------------------------------------------------------------------
Aetna Get Fund, Series D:
Non-Qualified V                              9.997        10.062                0.65%   (9)         1,577,071.0      15,867,744
Non-Qualified V (0.75)                       9.997        10.073                0.76%   (9)           614,759.8       6,192,546
Non-Qualified VII                            9.997        10.058                0.61%   (9)         3,322,479.7      33,416,640
Non-Qualified VIII                           9.998        10.067                0.69%   (9)         1,277,188.8      12,857,641
Non-Qualified X                             10.023        10.062                0.39%   (10)           65,946.9         663,527
Non-Qualified XIII                          10.004        10.072                0.68%   (9)           931,827.7       9,385,656
Non-Qualified XIV                           10.000        10.066                0.66%   (9)           884,851.1       8,907,146
Non-Qualified XV                            10.009        10.063                0.54%   (9)           259,978.3       2,616,226
------------------------------------------------------------------------------------------------------------------------------------

Variable Annuity Account B

------------------------------------------------------------------------------------------------------------------------------------
                                                 Value
                                               Per Unit              Increase (Decrease)         Units
                                               --------                  in Value of          Outstanding      Reserves
                                        Beginning       End of           Accumulation            at End         at End
                                         of Year         Year                Unit               of Year         of Year
------------------------------------------------------------------------------------------------------------------------------------
Aetna Growth and Income VP:
Non-Qualified 1964                     $  236.446    $  267.347             13.07%                   958.7   $    256,298
Non-Qualified V                            22.028        24.907             13.07%             9,491,618.9    236,409,291
Non-Qualified V (0.75)                     22.233        25.265             13.64%            12,975,484.3    327,821,341
Non-Qualified VI                           20.614        23.322             13.14%             1,842,162.9     42,963,821
Non-Qualified VII                          22.004        24.839             12.88%             8,999,335.5    223,538,139
Non-Qualified VIII                         16.554        16.604              0.30%   (4)       1,327,156.5     22,036,585
Non-Qualified IX                           21.988        24.800             12.79%               148,050.5      3,671,604
Non-Qualified X                            22.060        25.005             13.35%             3,821,349.4     95,552,990
Non-Qualified XI                           20.644        23.414             13.42%                46,205.4      1,081,861
Non-Qualified XIII                          7.862         9.886             25.74%   (9)         125,488.2      1,240,545
Non-Qualified XIV                           7.672         9.872             28.68%   (9)          55,706.9        549,962
Non-Qualified XV                            8.961         9.866             10.10%   (10)         47,019.7        463,883
Annuity contracts in payment period                                                                           155,197,661
------------------------------------------------------------------------------------------------------------------------------------
Aetna Growth VP:
Non-Qualified V                            13.173        17.912             35.98%               140,521.9      2,516,985
Non-Qualified V (0.75)                     13.239        18.067             36.47%   (1)         428,697.2      7,745,376
Non-Qualified VII                          13.158        17.862             35.75%               738,448.8     13,190,361
Non-Qualified VIII                         15.809        17.909             13.28%   (4)         266,761.0      4,777,514
Non-Qualified IX                           15.727        17.834             13.40%   (4)           2,088.8         37,253
Non-Qualified XIII                          8.387        10.489             25.06%   (9)           8,459.9         88,734
Non-Qualified XIV                           8.359        10.475             25.31%   (9)           8,297.4         86,912
Non-Qualified XV                            8.899        10.468             17.63%   (10)          2,297.8         24,052
Annuity contracts in payment period                                                                             1,199,857
------------------------------------------------------------------------------------------------------------------------------------
Aetna High Yield VP:
Non-Qualified V                             9.954         9.212            ( 7.45%)  (4)             604.9          5,573
Non-Qualified V (0.75)                      9.941         9.244            ( 7.01%)  (5)          24,320.0        224,813
------------------------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Large Cap VP:
Non-Qualified V                            14.444        18.772             29.96%               527,155.0      9,895,905
Non-Qualified V (0.75)                     14.538        18.989             30.62%             1,060,363.0     20,135,153
Non-Qualified VII                          14.414        18.704             29.76%             2,252,763.4     42,134,590
Non-Qualified VIII                         16.421        18.449             12.35%   (4)         609,863.4     11,251,627
Non-Qualified IX                           14.418        18.691             29.64%                23,366.8        436,755
Non-Qualified XIII                          8.469        10.716             26.53%   (9)          31,054.3        332,779
Non-Qualified XIV                           8.964        10.702             19.39%   (8)          94,255.0      1,008,675
Non-Qualified XV                            9.134        10.694             17.08%   (9)           4,956.9         53,011
Annuity contracts in payment period                                                                             1,829,647
------------------------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Mid Cap VP:
Non-Qualified V                            10.107        10.891              7.76%   (4)          17,010.7        185,258
Non-Qualified V (0.75)                      9.950        10.928              9.83%   (6)          16,206.7        177,112
Non-Qualified IX                            8.579        10.872             26.73%   (9)           1,230.2         13,375
------------------------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Small Cap VP:
Non-Qualified V                             9.996         8.815            (11.81%)  (4)           55,563.7        489,810
Non-Qualified V (0.75)                      9.407         8.846             (5.96%)  (5)           53,459.5        472,892
Non-Qualified IX                            7.685         8.800             14.51%   (8)              806.6          7,098
------------------------------------------------------------------------------------------------------------------------------------
Aetna International VP:
Non-Qualified V                            10.149         9.765             (3.78%)  (4)           35,872.2        350,278
Non-Qualified V (0.75)                     10.288         9.798             (4.76%)  (5)           28,999.8        284,152
Non-Qualified VII                          10.169         9.754             (4.08%)  (5)           45,143.4        440,322
Non-Qualified VIII                         10.100         9.764             (3.33%)  (4)           41,046.6        400,784
Non-Qualified XIII                          8.583         9.149              6.59%   (10)             587.0          5,371
Non-Qualified XIV                           8.497         9.137              7.53%   (10)           4,529.2         41,383
Non-Qualified XV                            8.663         9.131              5.40%   (11)             718.1          6,557
Annuity contracts in payment period                                                                                  2,086
------------------------------------------------------------------------------------------------------------------------------------
Aetna Legacy VP:
Non-Qualified V                            13.317        14.064              5.61%                197,741.5      2,781,008
Non-Qualified V (0.75)                     13.441        14.266              6.14%                120,311.5      1,716,341
Non-Qualified VII                          13.267        13.989              5.44%              1,551,324.4     21,701,727
Non-Qualified VIII                         13.073        13.037            ( 0.28%)  (4)          467,027.3      6,088,503

Variable Annuity Account B

------------------------------------------------------------------------------------------------------------------------------------
                                               Value
                                              Per Unit             Increase (Decrease)         Units
                                              --------                in Value of          Outstanding      Reserves
                                       Beginning     End of           Accumulation             at End         at End
                                        of Year       Year                Unit                of Year        of Year
------------------------------------------------------------------------------------------------------------------------------------
Aetna Legacy VP (continued):
Non-Qualified IX                       $  13.292   $  14.003               5.35%                 1,187.8   $    16,633
Non-Qualified X                           13.343      14.141               5.98%                 1,958.3        27,693
Annuity contracts in payment period                                                                          2,822,843
------------------------------------------------------------------------------------------------------------------------------------
Aetna Money Market VP:
Non-Qualified V                           11.930      12.425               4.15%             1,146,661.0    14,247,696
Non-Qualified V (0.75)                    12.041      12.604               4.68%             2,102,275.4    26,496,757
Non-Qualified VI                          11.642      12.132               4.21%                67,991.9       824,888
Non-Qualified VII                         11.850      12.322               3.98%             6,973,165.3    85,923,420
Non-Qualified VIII                        10.847      11.141               2.71%   (4)       1,221,158.5    13,605,259
Non-Qualified IX                          11.908      12.372               3.90%                32,766.7       405,379
Non-Qualified X                           11.930      12.425               4.15%               505,775.1     6,284,447
Non-Qualified XI                          11.642      12.132               4.21%                    49.6           602
Non-Qualified XIII                        10.122      10.199               0.76%   (9)         103,625.5     1,056,910
Non-Qualified XIV                         10.086      10.186               0.99%   (8)          44,014.2       448,309
Non-Qualified XV                          10.120      10.179               0.58%   (10)         47,079.4       479,204
Annuity contracts in payment period                                                                            229,509
------------------------------------------------------------------------------------------------------------------------------------
Aetna Real Estate Securities VP:
Non-Qualified V                           10.095       8.873             (12.11%)  (4)          17,925.8       159,052
Non-Qualified V (0.75)                     9.678       8.903             ( 8.01%)  (5)          23,760.3       211,549
Non-Qualified VII                         10.043       8.863             (11.75%)  (4)          40,811.5       361,711
Non-Qualified VIII                        10.033       8.872             (11.57%)  (4)          13,789.3       122,343
Non-Qualified XIII                         8.690       8.903               2.45%   (10)         10,325.4        91,925
Non-Qualified XIV                          8.833       8.891               0.66%   (10)          2,081.8        18,509
Non-Qualified XV                           8.648       8.885               2.74%   (10)             19.2           170
Annuity contracts in payment period                                                                             16,278
------------------------------------------------------------------------------------------------------------------------------------
Aetna Small Company VP:
Non-Qualified V                           13.654      13.633             ( 0.15%)               91,991.6     1,254,115
Non-Qualified V (0.75)                    13.704      13.751               0.34%                90,091.7     1,238,889
Non-Qualified VII                         13.638      13.595             ( 0.32%)              873,315.8    11,872,953
Non-Qualified VIII                        15.596      13.631             (12.60%)  (4)         272,561.7     3,715,319
Non-Qualified IX                          13.320      13.574               1.91%   (1)             797.4        10,824
Non-Qualified XIII                         8.799       9.357               6.34%   (10)         13,537.9       126,679
Non-Qualified XIV                          7.219       9.345              29.45%   (9)           7,786.6        72,764
Non-Qualified XV                           8.739       9.338               6.85%   (11)            396.1         3,699
Annuity contracts in payment period                                                                            197,498
------------------------------------------------------------------------------------------------------------------------------------
Aetna Value Opportunity VP:
Non-Qualified V                           13.261      16.030              20.88%                60,870.3       975,730
Non-Qualified V (0.75)                    12.632      16.169              28.00%   (1)          91,721.6     1,483,031
Non-Qualified VII                         13.246      15.985              20.68%               841,077.5    13,444,950
Non-Qualified VIII                        15.274      16.028               4.94%   (4)         173,741.4     2,784,641
Non-Qualified IX                          14.467      15.960              10.32%   (3)              53.9           860
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Funds:
Capital Appreciation Fund:
Non-Qualified XIII                         7.522      10.245              36.20%   (9)          10,912.8       111,802
Non-Qualified XIV                          7.914      10.231              29.28%   (9)          17,420.4       178,233
Non-Qualified XV                           9.078      10.224              12.62%   (10)            856.5         8,757
------------------------------------------------------------------------------------------------------------------------------------
Growth and Income Fund:
Non-Qualified XIII                         7.948      10.663              34.16%   (9)           3,665.9        39,090
Non-Qualified XIV                          8.179      10.649              30.20%   (9)           9,967.9       106,146
Non-Qualified XV                           8.830      10.641              20.51%   (9)           7,172.1        76,322
------------------------------------------------------------------------------------------------------------------------------------
Growth Fund:
Non-Qualified XIII                         7.856      10.779              37.21%   (9)          11,162.9       120,321
Non-Qualified XIV                          8.120      10.764              32.56%   (9)          14,904.3       160,430
------------------------------------------------------------------------------------------------------------------------------------
Value Fund:
Non-Qualified XIII                         7.820      10.616              35.75%   (9)          27,667.7       293,713
Non-Qualified XIV                          8.093      10.601              30.99%   (9)          29,485.9       312,592
Non-Qualified XV                           9.664      10.594               9.62%   (11)          9,218.7        97,665
------------------------------------------------------------------------------------------------------------------------------------

Variable Annuity Account B

-----------------------------------------------------------------------------------
                                                                    Value
                                                                   Per Unit
                                                                   --------
                                                            Beginning     End of
                                                             of Year       Year
-----------------------------------------------------------------------------------
Alger American Funds:
Balanced Portfolio:
Non-Qualified VII                                           $  16.153   $  20.946
-----------------------------------------------------------------------------------
Income & Growth Portfolio:
Non-Qualified VII                                              16.902      22.064
-----------------------------------------------------------------------------------
Leveraged AllCap Portfolio:
Non-Qualified VII                                              15.988      24.881
Non-Qualified VIII                                             13.551      18.206
-----------------------------------------------------------------------------------
American Century Investments:
Balanced Fund:
Non-Qualified VII                                              15.312      17.479
-----------------------------------------------------------------------------------
International Fund:
Non-Qualified VII                                              13.782      16.139
Non-Qualified VIII                                             15.241      14.599
-----------------------------------------------------------------------------------
Calvert Social Balanced Portfolio:
Non-Qualified V                                                17.779      20.415
Non-Qualified V (0.75)                                         17.944      20.708
Non-Qualified VII                                               9.976      11.437
Non-Qualified VIII                                             10.882      11.456
-----------------------------------------------------------------------------------
Fidelity Investments Variable Insurance Products Fund:
Equity-Income Portfolio:
Non-Qualified V                                                15.784      17.400
Non-Qualified V (0.75)                                         15.930      17.650
Non-Qualified VII                                              18.963      20.872
Non-Qualified VIII                                             15.151      14.942
Non-Qualified IX                                               15.755      17.325
Non-Qualified X                                                15.784      17.400
Non-Qualified XIII                                              8.459       9.911
Non-Qualified XIV                                               8.314       9.897
Non-Qualified XV                                                9.412       9.891
-----------------------------------------------------------------------------------
Growth Portfolio:
Non-Qualified V                                                13.904      19.155
Non-Qualified V (0.75)                                         14.034      19.430
Non-Qualified VII                                              19.157      26.348
Non-Qualified VIII                                             14.533      17.420
Non-Qualified IX                                               13.879      19.072
Non-Qualified X                                                13.904      19.155
-----------------------------------------------------------------------------------
High Income Portfolio:
Non-Qualified VII                                              13.959      13.168
Non-Qualified VIII                                             13.167      11.798
Non-Qualified XIII                                              8.626       8.949
Non-Qualified XIV                                               8.411       8.936
Non-Qualified XV                                                8.987       8.930
Annuity contracts in payment period
------------------------------------------------------------------------------------
Overseas Portfolio:
Non-Qualified V                                                12.381      13.786
Non-Qualified V (0.75)                                         12.496      13.984
Non-Qualified VII                                              13.682      15.210
Non-Qualified VIII                                             13.796      12.879
Non-Qualified IX                                               12.358      13.727
-----------------------------------------------------------------------------------
Fidelity Investments Variable Insurance Products Fund II:
Asset Manager Portfolio:
Non-Qualified VII                                              15.679      17.786
Non-Qualified VIII                                             13.995      14.783
-----------------------------------------------------------------------------------
Contrafund Portfolio:
Non-Qualified V                                                15.374      19.735
Non-Qualified V (0.75)                                         15.517      20.018
Non-Qualified VII                                              17.066      21.872



-----------------------------------------------------------------------------------------------------------------------
                                                                Increase (Decrease)          Units
                                                                    in Value of           Outstanding       Reserves
                                                                   Accumulation              at End          at End
                                                                       Unit                 of Year         of Year
-----------------------------------------------------------------------------------------------------------------------
Alger American Funds:
Balanced Portfolio:
Non-Qualified VII                                                      29.67%                295,306.5   $   6,185,618
-----------------------------------------------------------------------------------------------------------------------
Income & Growth Portfolio:
Non-Qualified VII                                                      30.54%                700,861.1      15,463,737
-----------------------------------------------------------------------------------------------------------------------
Leveraged AllCap Portfolio:
Non-Qualified VII                                                      55.62%                682,007.2      16,968,827
Non-Qualified VIII                                                     34.35%   (4)              168.5           3,068
-----------------------------------------------------------------------------------------------------------------------
American Century Investments:
Balanced Fund:
Non-Qualified VII                                                      14.15%                270,740.7       4,732,298
-----------------------------------------------------------------------------------------------------------------------
International Fund:
Non-Qualified VII                                                      17.10%                358,674.4       5,788,553
Non-Qualified VIII                                                    ( 4.21%)  (4)              183.2           2,674
-----------------------------------------------------------------------------------------------------------------------
Calvert Social Balanced Portfolio:
Non-Qualified V                                                        14.83%                  8,742.2         178,470
Non-Qualified V (0.75)                                                 15.40%                 35,543.7         736,032
Non-Qualified VII                                                      14.65%                 34,437.7         393,873
Non-Qualified VIII                                                      5.27%   (4)           56,713.4         649,707
-----------------------------------------------------------------------------------------------------------------------
Fidelity Investments Variable Insurance Products Fund:
Equity-Income Portfolio:
Non-Qualified V                                                        10.24%                298,921.1       5,201,225
Non-Qualified V (0.75)                                                 10.80%                630,681.6      11,131,403
Non-Qualified VII                                                      10.07%              6,923,691.7     144,511,703
Non-Qualified VIII                                                    ( 1.38%)  (4)          919,970.0      13,746,143
Non-Qualified IX                                                        9.97%                  6,719.9         116,422
Non-Qualified X                                                        10.24%                 13,539.3         235,583
Non-Qualified XIII                                                     17.17%   (9)           48,259.6         478,287
Non-Qualified XIV                                                      19.04%   (9)           59,608.6         589,966
Non-Qualified XV                                                        5.09%   (11)           9,907.3          97,989
-----------------------------------------------------------------------------------------------------------------------
Growth Portfolio:
Non-Qualified V                                                        37.77%                324,557.7       6,216,774
Non-Qualified V (0.75)                                                 38.45%                595,859.4      11,577,298
Non-Qualified VII                                                      37.54%              4,154,249.8     109,456,984
Non-Qualified VIII                                                     19.87%   (4)          600,814.2      10,466,173
Non-Qualified IX                                                       37.42%                 17,622.0         336,085
-----------------------------------------------------------------------------------------------------------------------
High Income Portfolio:
Non-Qualified VII                                                     ( 5.67%)             3,196,920.6      42,096,053
Non-Qualified VIII                                                    (10.40%)  (4)          530,361.7       6,257,364
Non-Qualified XIII                                                      3.74%   (10)          40,909.1         366,076
Non-Qualified XIV                                                       6.24%   (10)          19,660.9         175,698
Non-Qualified XV                                                      ( 0.63%)  (11)          48,475.9         432,907
Annuity contracts in payment period                                                                            503,361
-----------------------------------------------------------------------------------------------------------------------
Overseas Portfolio:
Non-Qualified V                                                        11.35%                 54,225.5         747,571
Non-Qualified V (0.75)                                                 11.91%                141,714.4       1,981,774
Non-Qualified VII                                                      11.17%                929,309.5      14,135,208
Non-Qualified VIII                                                    ( 6.65%)  (4)           77,430.9         997,217
Non-Qualified IX                                                       11.08%                  1,826.6          25,073
-----------------------------------------------------------------------------------------------------------------------
Fidelity Investments Variable Insurance Products Fund II:
Asset Manager Portfolio:
Non-Qualified VII                                                      13.44%              1,019,122.4      18,126,177
Non-Qualified VIII                                                      5.63%   (4)          154,808.5       2,288,561
-----------------------------------------------------------------------------------------------------------------------
Contrafund Portfolio:
Non-Qualified V                                                        28.37%                488,102.2       9,632,520
Non-Qualified V (0.75)                                                 29.01%                779,941.7      15,612,818
Non-Qualified VII                                                      28.16%              5,718,965.7     125,086,950

Variable Annuity Account B

------------------------------------------------------------------------------------------------------------------------------------
                                               Value
                                              Per Unit            Increase (Decrease)         Units
                                              --------              in Value of          Outstanding        Reserves
                                       Beginning     End of           Accumulation            at End         at End
                                        of Year       Year                Unit               of Year         of Year
------------------------------------------------------------------------------------------------------------------------------------
Contrafund Portfolio (continued):
Non-Qualified VIII                     $  15.503   $  17.492             12.83%   (4)         637,258.2   $ 11,146,870
Non-Qualified IX                          15.346      19.649             28.04%                20,906.9        410,809
Non-Qualified X                           15.374      19.735             28.37%                14,618.4        288,488
Non-Qualified XIII                         8.083      10.535             30.34%   (9)          42,196.2        444,543
Non-Qualified XIV                          8.746      10.521             20.29%   (8)          29,543.1        310,821
Non-Qualified XV                           8.946      10.514             17.53%   (10)          3,861.0         40,594
------------------------------------------------------------------------------------------------------------------------------------
Index 500 Portfolio:
Non-Qualified VII                         17.961      22.727             26.54%             5,533,320.3    125,753,551
Non-Qualified VIII                        17.227      18.925              9.86%   (4)         844,489.5     15,982,287
------------------------------------------------------------------------------------------------------------------------------------
Investment Grade Bond Portfolio:
Non-Qualified VII                         11.597      12.446              7.32%               457,640.6      5,695,641
------------------------------------------------------------------------------------------------------------------------------------
Insurance Management Series:
American Leaders Fund II:
Non-Qualified VII                         20.287      23.528             15.98%             5,705,447.4    134,238,634
Non-Qualified VIII                        16.597      16.869              1.64%   (5)           9,455.9        159,510
Annuity contracts in payment period                                                                             51,858
------------------------------------------------------------------------------------------------------------------------------------
Equity Income Fund II:
Non-Qualified VII                         12.305      14.013             13.88%             2,043,618.6     28,656,460
Annuity contracts in payment period                                                                              7,576
------------------------------------------------------------------------------------------------------------------------------------
Growth Strategies Fund II:
Non-Qualified VII                         15.777      18.269             15.80%             1,502,535.0     27,450,515
------------------------------------------------------------------------------------------------------------------------------------
High Income Bond Fund II:
Non-Qualified VII                         14.724      14.910              1.26%             3,345,668.5     49,883,928
Non-Qualified VIII                        12.832      12.629             (1.58%)  (4)             301.1          3,803
------------------------------------------------------------------------------------------------------------------------------------
International Equity Fund II:
Non-Qualified VII                         11.888      14.719             23.81%             1,190,289.9     17,519,674
Non-Qualified VIII                        13.748      13.523             (1.64%)  (7)             132.3          1,790
------------------------------------------------------------------------------------------------------------------------------------
Prime Money Fund II:
Non-Qualified VII                         11.119      11.503              3.45%               701,312.8      8,067,320
------------------------------------------------------------------------------------------------------------------------------------
U.S. Government Securities Fund II:
Non-Qualified VII                         11.883      12.614              6.15%             1,272,804.3     16,054,824
------------------------------------------------------------------------------------------------------------------------------------
Utility Fund II:
Non-Qualified VII                         16.611      18.663             12.35%             1,625,061.9     30,328,887
Non-Qualified VIII                        13.786      15.472              12.23%  (7)              67.9          1,050
Annuity contracts in payment period                                                                              7,667
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series:
Aggressive Growth Portfolio:
Non-Qualified V                           15.410      20.433             32.60%               512,154.4     10,464,741
Non-Qualified V (0.75)                    15.554      20.726             33.25%               459,709.5      9,528,051
Non-Qualified VII                         15.418      20.410             32.38%             1,622,088.6     33,106,814
Non-Qualified VIII                        12.108      14.162             16.96%   (4)         216,957.5      3,072,646
Non-Qualified IX                          15.382      20.345             32.26%                12,305.4        250,348
Non-Qualified X                           15.410      20.433             32.60%                24,372.9        498,007
Non-Qualified XIII                         7.183      11.042             53.72%   (9)          18,317.8        202,268
Non-Qualified XIV                          6.858      11.027             60.79%   (9)          21,356.2        235,501
Non-Qualified XV                           9.497      11.020             16.04%   (11)            943.6         10,398
------------------------------------------------------------------------------------------------------------------------------------
Balanced Portfolio:
Non-Qualified V                           14.990      19.880             32.62%               334,507.8      6,649,987
Non-Qualified V (0.75)                    15.130      20.165             33.28%               241,070.0      4,861,245
Non-Qualified VII                         16.692      22.101             32.40%             2,277,803.6     50,341,553
Non-Qualified VIII                        15.156      17.569             15.92%   (4)         480,187.2      8,436,522
Non-Qualified IX                          14.963      19.794             32.29%                 7,705.0        152,514
Non-Qualified X                           14.990      19.880             32.62%                 6,712.2        133,439
Non-Qualified XIII                         9.175      10.945             19.29%   (9)         114,602.5      1,254,291
Non-Qualified XIV                          8.301      10.930             31.67%   (9)          27,397.4        299,452
Non-Qualified XV                           9.275      10.923             17.77%   (8)           9,108.3         99,486
------------------------------------------------------------------------------------------------------------------------------------

Variable Annuity Account B

------------------------------------------------------------------------------------------------------------------------------------
                                                  Value
                                                 Per Unit             Increase (Decrease)         Units
                                                 --------                 in Value of          Outstanding      Reserves
                                          Beginning     End of           Accumulation             at End         at End
                                           of Year       Year                Unit                of Year         of Year
------------------------------------------------------------------------------------------------------------------------------------
Flexible Income Portfolio:
Non-Qualified V                           $  14.393   $  15.509               7.75%                85,516.5   $  1,326,243
Non-Qualified V (0.75)                       14.527      15.731               8.29%               199,466.7      3,137,882
Non-Qualified VII                            14.320      15.405               7.58%               855,509.7     13,179,344
Non-Qualified VIII                           12.363      12.873               4.13%   (4)         221,988.1      2,857,737
Non-Qualified IX                             14.367      15.442               7.48%                 3,382.6         52,233
Non-Qualified X                              14.630      15.509               6.01%   (2)           5,158.4         80,000
------------------------------------------------------------------------------------------------------------------------------------
Growth Portfolio:
Non-Qualified V                              15.414      20.651              33.98%               217,309.5      4,487,701
Non-Qualified V (0.75)                       15.558      20.948              34.64%               244,106.5      5,113,454
Non-Qualified VII                            18.340      24.532              33.76%             2,097,548.1     51,456,280
Non-Qualified VIII                           15.094      17.461              15.68%   (4)         281,233.5      4,910,658
Non-Qualified IX                             15.386      20.562              33.64%                 4,444.5         91,388
Non-Qualified X                              15.414      20.651              33.98%                 1,027.9         21,226
Non-Qualified XIII                            7.907      10.938              38.33%   (9)         138,459.2      1,514,405
Non-Qualified XIV                             7.596      10.923              43.80%   (9)          35,759.3        390,592
Non-Qualified XV                              9.157      10.915              19.20%   (10)          6,648.3         72,569
Annuity contracts in payment period                                                                              1,585,189
------------------------------------------------------------------------------------------------------------------------------------
Worldwide Growth Portfolio:
Non-Qualified V                              16.745      21.320              27.32%             1,069,704.4     22,805,969
Non-Qualified V (0.75)                       16.901      21.626              27.96%             1,346,456.7     29,118,282
Non-Qualified VII                            18.910      24.039              27.12%             7,196,142.1    172,985,648
Non-Qualified VIII                           16.509      17.358               5.14%   (4)         941,812.3     16,347,812
Non-Qualified IX                             16.714      21.228              27.01%                28,229.7        599,257
Non-Qualified X                              16.745      21.320              27.32%                45,970.7        980,091
Non-Qualified XIII                            7.245       9.576              32.17%   (9)          63,712.4        610,124
Non-Qualified XIV                             8.027       9.563              19.14%   (8)          39,601.7        378,723
Non-Qualified XV                              8.519       9.557              12.18%   (10)          7,974.3         76,209
Annuity contracts in payment period                                                                              3,724,747
------------------------------------------------------------------------------------------------------------------------------------
Lexington Emerging Markets Fund:
Non-Qualified VII                             8.572       6.068             (29.21%)              247,857.1      1,509,423
------------------------------------------------------------------------------------------------------------------------------------
Lexington Natural Resources Trust Fund:
Non-Qualified V                              13.896      11.030             (20.62%)               89,735.0        989,787
Non-Qualified V (0.75)                       14.025      11.189             (20.22%)               92,175.0      1,031,313
Non-Qualified VII                            13.794      10.932             (20.75%)              174,370.9      1,906,192
Non-Qualified IX                             13.870      10.982             (20.82%)                  752.5          8,264
Non-Qualified X                              13.896      11.030             (20.62%)                1,753.1         19,337
------------------------------------------------------------------------------------------------------------------------------------
MFS Funds:
Total Return Series:
Non-Qualified VII                            13.030      14.432              10.76%             2,203,926.5     31,807,542
Non-Qualified VIII                           14.096      14.491               2.80%   (4)         400,395.8      5,802,076
Non-Qualified XIII                            9.712      10.171               4.73%   (10)         11,625.0        118,235
Non-Qualified XIV                             9.772      10.157               3.94%   (10)         12,838.2        130,398
Non-Qualified XV                              9.737      10.150               4.24%   (10)         27,534.1        279,477
------------------------------------------------------------------------------------------------------------------------------------
Worldwide Government Series:
Non-Qualified VII                            10.207      10.860               6.40%               156,298.4      1,697,332
Non-Qualified VIII                           10.312      10.904               5.74%   (4)          29,054.9        316,806
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Funds:
Aggressive Growth Fund:
Non-Qualified VII                            12.204      13.520              10.78%               659,693.3      8,919,034
Non-Qualified VIII                           14.076      13.556             ( 3.69%)  (4)         211,732.4      2,870,164
Non-Qualified XIII                            7.289       9.362              28.44%   (9)             730.2          6,837
Non-Qualified XIV                             6.300       9.350              48.41%   (9)          12,608.6        117,886
Non-Qualified XV                              8.309       9.343              12.44%   (11)            406.9          3,802
----------------------------------------  ---------   ---------             -------             -----------   ------------
Global Securities Fund:
Non-Qualified V                              10.027      10.018             ( 0.09%)  (4)           3,998.3         40,057
Non-Qualified V (0.75)                       10.004      10.053               0.49%   (6)           9,360.1         94,099
Non-Qualified VII                            11.539      12.982              12.51%               465,279.3      6,040,369
Non-Qualified VIII                           13.007      13.016               0.07%   (4)         113,574.5      1,478,339
Non-Qualified IX                              9.378      10.001               6.64%   (11)             23.7            237
------------------------------------------------------------------------------------------------------------------------------------

Variable Annuity Account B

--------------------------------------------------------------------------------
                                                      Value
                                                     Per Unit
                                                     --------
                                              Beginning     End of
                                               of Year       Year
Non-Qualified XV                                  8.449       9.061
--------------------------------------------------------------------------------
Growth & Income Fund:
Non-Qualified VII                             $  12.785   $  13.199
Non-Qualified VIII                               14.890      13.234
Non-Qualified XIII                                6.913       9.080
Non-Qualified XIV                                 6.647       9.067
Non-Qualified XV                                  8.449       9.061
--------------------------------------------------------------------------------
Strategic Bond Fund:
Non-Qualified V                                   9.952       9.895
Non-Qualified V (0.75)                           10.098       9.929
Non-Qualified VII                                10.764      10.921
Non-Qualified VIII                               11.084      10.950
Non-Qualified IX                                  9.889       9.878
Non-Qualified XIII                                9.550       9.823
Non-Qualified XIV                                 9.566       9.810
Non-Qualified XV                                  9.768       9.803
Annuity contracts in payment period
--------------------------------------------------------------------------------
Portfolio Partners, Inc. (PPI):
PPI MFS Emerging Equities Portfolio:
Non-Qualified V                                  15.219      19.489
Non-Qualified V (0.75)                           15.361      19.769
Non-Qualified VII                                14.707      18.803
Non-Qualified VIII                               12.011      12.761
Non-Qualified IX                                 15.192      19.405
Non-Qualified X                                  15.219      19.489
Non-Qualified XIII                                7.999      10.371
Non-Qualified XIV                                 6.702      10.357
Non-Qualified XV                                  8.599      10.350
Annuity contracts in payment period
--------------------------------------------------------------------------------
PPI MFS Research Growth Portfolio:
Non-Qualified V                                  12.744      15.481
Non-Qualified V (0.75)                           12.863      15.703
Non-Qualified VI                                 10.761      13.080
Non-Qualified VII                                12.641      15.331
Non-Qualified VIII                               10.102      10.532
Non-Qualified IX                                 12.721      15.414
Non-Qualified X                                  12.744      15.481
Non-Qualified XI                                 11.698      13.080
Non-Qualified XIII                                8.805      10.113
Non-Qualified XIV                                 9.089      10.099
Non-Qualified XV                                  8.886      10.092
--------------------------------------------------------------------------------
PPI MFS Value Equity Portfolio:
Non-Qualified V                                  21.343      26.713
Non-Qualified V (0.75)                           21.541      27.097
Non-Qualified VII                                10.152      12.686
Non-Qualified VIII                               12.147      12.708
Non-Qualified IX                                 21.304      26.598
Non-Qualified X                                  21.343      26.713
Non-Qualified XIII                                9.507      10.193
Non-Qualified XIV                                 9.302      10.180
Non-Qualified XV                                  9.421      10.173
Annuity contracts in payment period
--------------------------------------------------------------------------------
PPI Scudder International Growth Portfolio:
Non-Qualified V                                  17.903      21.057
Non-Qualified V (0.75)                           18.070      21.359
Non-Qualified VII                                 9.912      11.640
Non-Qualified VIII                               11.775      11.659
Non-Qualified IX                                 17.870      20.966
Non-Qualified X                                  17.903      21.057
Non-Qualified XIII                                8.553       9.248
Non-Qualified XIV                                 8.395       9.236



                                                  Increase (Decrease)           Units
                                                      in Value of            Outstanding      Reserves
                                                     Accumulation              at End          at End
                                                         Unit                  of Year         of Year
-----------------------------------------------------------------------------------------------------------
Growth & Income Fund:
Non-Qualified VII                                         3.24%               2,014,343.2   $26,587,287
Non-Qualified VIII                                      (11.12%)  (4)           602,061.1     7,967,561
Non-Qualified XIII                                       31.35%   (9)            27,241.3       247,342
Non-Qualified XIV                                        36.41%   (9)            41,656.3       377,715
Non-Qualified XV                                          7.24%   (10)            1,468.2        13,304
-----------------------------------------------------------------------------------------------------------
Strategic Bond Fund:
Non-Qualified V                                          (0.57%)  (4)             3,006.1        29,745
Non-Qualified V (0.75)                                   (1.67%)  (6)               625.2         6,208
Non-Qualified VII                                         1.46%                 890,900.1     9,729,448
Non-Qualified VIII                                       (1.21%)  (4)           254,861.2     2,790,663
Non-Qualified IX                                         (0.11%)  (11)               67.2           664
Non-Qualified XIII                                        2.86%   (10)           21,480.1       211,003
Non-Qualified XIV                                         2.55%   (9)            13,169.1       129,188
Non-Qualified XV                                          0.36%   (11)               10.2           100
Annuity contracts in payment period                                                             201,581
-----------------------------------------------------------------------------------------------------------
Portfolio Partners, Inc. (PPI):
PPI MFS Emerging Equities Portfolio:
Non-Qualified V                                          28.06%                 695,812.6    13,560,945
Non-Qualified V (0.75)                                   28.70%                 562,096.7    11,112,279
Non-Qualified VII                                        27.85%               5,270,772.3    99,108,417
Non-Qualified VIII                                        6.24%   (4)           509,943.9     6,507,181
Non-Qualified IX                                         27.73%                  13,060.2       253,436
Non-Qualified X                                          28.06%                  11,330.3       220,821
Non-Qualified XIII                                       29.65%   (9)            11,390.8       118,131
Non-Qualified XIV                                        54.54%   (9)            13,509.1       139,910
Non-Qualified XV                                         20.36%   (10)           12,479.0       129,154
Annuity contracts in payment period                                                             922,555
-----------------------------------------------------------------------------------------------------------
PPI MFS Research Growth Portfolio:
Non-Qualified V                                          21.48%                 605,270.9     9,370,125
Non-Qualified V (0.75)                                   22.08%                 428,785.0     6,733,360
Non-Qualified VI                                         21.55%                   8,187.8       107,093
Non-Qualified VII                                        21.28%               4,136,850.6    63,421,168
Non-Qualified VIII                                        4.26%   (4)           554,094.8     5,835,838
Non-Qualified IX                                         21.17%                  21,363.0       329,290
Non-Qualified X                                          21.48%                 148,963.1     2,306,080
Non-Qualified XI                                         11.81%   (10)            2,353.6        30,784
Non-Qualified XIII                                       14.86%   (10)            4,603.7        46,556
Non-Qualified XIV                                        11.11%   (10)           36,362.5       367,223
Non-Qualified XV                                         13.57%   (10)            6,259.4        63,170
-----------------------------------------------------------------------------------------------------------
PPI MFS Value Equity Portfolio:
Non-Qualified V                                          25.16%                 303,746.3     8,114,121
Non-Qualified V (0.75)                                   25.79%                 167,064.5     4,526,964
Non-Qualified VII                                        24.96%                 881,252.1    11,179,905
Non-Qualified VIII                                        4.62%   (4)           214,289.8     2,723,123
Non-Qualified IX                                         24.85%                   1,925.9        51,224
Non-Qualified X                                          25.16%                   9,947.4       265,731
Non-Qualified XIII                                        7.22%   (10)           10,086.1       102,811
Non-Qualified XIV                                         9.44%   (10)            9,561.3        97,330
Non-Qualified XV                                          7.98%   (11)              161.2         1,640
Annuity contracts in payment period                                                             903,680
-----------------------------------------------------------------------------------------------------------
PPI Scudder International Growth Portfolio:
Non-Qualified V                                          17.62%                 360,392.4     7,588,700
Non-Qualified V (0.75)                                   18.20%                 257,953.3     5,509,651
Non-Qualified VII                                        17.43%                 199,291.3     2,319,696
Non-Qualified VIII                                      ( 0.99%)  (4)           107,008.6     1,247,585
Non-Qualified IX                                         17.33%                   5,411.2       113,451
Non-Qualified X                                          17.62%                   5,244.9       110,442
Non-Qualified XIII                                        8.13%   (10)           46,182.0       427,101
Non-Qualified XIV                                        10.02%   (9)            25,859.7       238,833

Variable Annuity Account B

------------------------------------------------------------------------------------------------------------------------------------
                                                     Value
                                                   Per Unit          Increase (Decrease)       Units
                                                   --------               in Value of        Outstanding      Reserves
                                             Beginning     End of        Accumulation          at End         at End
                                              of Year       Year             Unit             of Year         of Year
------------------------------------------------------------------------------------------------------------------------------------
PPI Scudder International Growth Portfolio
  (continued):
Non-Qualified XV                             $  8.841    $  9.229           4.39%  (10)         2,367.5    $     21,851
Annuity contracts in payment period                                                                              18,946
------------------------------------------------------------------------------------------------------------------------------------
PPI T. Rowe Price Growth Equity Portfolio:
Non-Qualified V                                14.400      18.146          26.01%              287,914.4      5,224,616
Non-Qualified V (0.75)                         14.534      18.407          26.65%              335,509.9      6,175,728
Non-Qualified VII                              18.343      23.078          25.81%            4,440,082.5    102,469,170
Non-Qualified VIII                             15.327      16.682           8.84%   (4)        272,321.4      4,542,742
Non-Qualified IX                               14.374      18.068          25.70%               16,259.0        293,769
Non-Qualified X                                14.400      18.146          26.01%                4,729.8         85,829
Annuity contracts in payment period                                                                              56,523
------------------------------------------------------------------------------------------------------------------------------------


   Non-Qualified 1964     Individual contracts issued from December 1, 1964 to
                          March 14, 1967.
   Non-Qualified V        Group Aetna Plus contracts issued in connection with
                          Deferred Compensation Plans issued since August 28,
                          1992.
   Non-Qualified VI       Certain existing contracts that were converted to
                          ACES, an administrative system (previously valued
                          under Non-Qualified I).
   Non-Qualified VII      Certain individual and group contracts issued as
                          non-qualified deferred annuity contracts or Individual
                          Retirement Annuity contracts issued since May 4, 1994.
   Non-Qualified VIII     Certain individual Retirement Annuity contracts issued
                          since May 1, 1998.
   Non-Qualified IX       Group Aetna Plus contracts issued in connection with
                          Deferred Compensation Plans having contract
                          modifications effective April 7, 1997.
   Non-Qualified X        Group Aetna Plus contracts issued in connection with
                          Deferred Compensation Plans having contract
                          modifications effective May 29, 1997.
   Non-Qualified XI       Certain contracts previously valued under Non-Qualified
                          VI having contract modifications effective May 29, 1997.
   Non-Qualified XIII     Certain individual Retirement Annuity contracts issued
                          since October 1, 1998.
   Non-Qualified XIV      Certain individual Retirement Annuity contracts issued
                          since September 1, 1998.
   Non-Qualified XV       Certain individual Retirement Annuity contracts issued
                          since September 1, 1998.



Notes to Condensed Financial Information:

(1) - Reflects less than a full year of performance activity. Funds were first received in this option during January 1998.
(2) - Reflects less than a full year of performance activity. Funds were first received in this option during February 1998.
(3) - Reflects less than a full year of performance activity. Funds were first received in this option during March 1998.
(4) - Reflects less than a full year of performance activity. Funds were first received in this option during May 1998.
(5) - Reflects less than a full year of performance activity. Funds were first received in this option during June 1998.
(6) - Reflects less than a full year of performance activity. Funds were first received in this option during July 1998.
(7) - Reflects less than a full year of performance activity. Funds were first received in this option during August 1998.
(8) - Reflects less than a full year of performance activity. Funds were first received in this option during September 1998.
(9) - Reflects less than a full year of performance activity. Funds were first received in this option during October 1998.
(10) - Reflects less than a full year of performance activity. Funds were first received in this option during November 1998.
(11) - Reflects less than a full year of performance activity. Funds were first received in this option during December 1998.

See Notes to Financial Statements

Variable Annuity Account B

Notes to Financial Statements - December 31, 1998

1.  Summary of Significant Accounting Policies


   Variable Annuity Account B (the "Account") is a separate account established by Aetna Life Insurance and Annuity Company (the "Company") registered under the Investment Company Act of 1940 as a unit investment trust. The Account is sold exclusively for use with variable annuity contracts that may be entitled to tax-deferred treatment under specific sections of the Internal Revenue Code of 1986, as amended.


   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect amounts reported therein. Although actual results could differ from these estimates, any such differences are expected to be immaterial to the net assets of the Account.


     a. Valuation of Investments
   Investments in the following Funds are stated at the closing net asset value per share as determined by each Fund on December 31, 1998:

Aetna Ascent VP                                    Fidelity Investments Variable Insurance
Aetna Balanced VP                                  Products Fund II:
Aetna Bond VP                                      o Asset Manager Portfolio
Aetna Crossroads VP                                o Contrafund Portfolio
Aetna GET Fund, Series B                           o Index 500 Portfolio
Aetna GET Fund, Series C                           o Investment Grade Bond Portfolio
Aetna GET Fund, Series D                           Insurance Management Series:
Aetna Growth and Income VP                         o American Leaders Fund II
Aetna Growth VP                                    o Equity Income Fund II
Aetna High Yield VP                                o Growth Strategies Fund II
Aetna Index Plus Large Cap VP                      o High Income Bond Fund II
Aetna Index Plus Mid Cap VP                        o International Equity Fund II
Aetna Index Plus Small Cap VP                      o Prime Money Fund II
Aetna International VP                             o U.S. Government Securities Fund II
Aetna Legacy VP                                    o Utility Fund II
Aetna Money Market VP                              Janus Aspen Series:
Aetna Real Estate Securities VP                    o Aggressive Growth Portfolio
Aetna Small Company VP                             o Balanced Portfolio
Aetna Value Opportunity VP                         o Flexible Income Portfolio
AIM V.I. Funds:                                    o Growth Portfolio
o Capital Appreciation Fund                        o Worldwide Growth Portfolio
o Growth and Income Fund                           Lexington Emerging Markets Fund
o Growth Fund                                      Lexington Natural Resources Trust Fund
o Value Fund                                       MFS Funds:
Alger American Funds:                              o Total Return Series
o Balanced Portfolio                               o Worldwide Government Series
o Income & Growth Portfolio                        Oppenheimer Funds:
o Leveraged AllCap Portfolio                       o Aggressive Growth Fund
American Century Investments:                      o Global Securities Fund
o Balanced Fund                                    o Growth & Income Fund
o International Fund                               o Strategic Bond Fund
Calvert Social Balanced Portfolio                  Portfolio Partners, Inc. (PPI):
Fidelity Investments Variable Insurance            o PPI MFS Emerging Equities Portfolio
Products Fund:                                     o PPI MFS Research Growth Portfolio
o Equity-Income Portfolio                          o PPI MFS Value Equity Portfolio
o Growth Portfolio                                 o PPI Scudder International Growth Portfolio
o High Income Portfolio                            o PPI T. Rowe Price Growth Equity Portfolio
o Overseas Portfolio

Variable Annuity Account B

   b. Other
   Investment transactions are accounted for on a trade date basis and dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by specific identification.


   c. Federal Income Taxes
   The operations of the Account form a part of, and are taxed with, the total operations of the Company which is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended.


   d. Annuity Reserves
   Annuity reserves held in the Separate Accounts are computed for currently payable contracts according to the Progressive Annuity, a49, 1971 Individual Annuity Mortality, 1971 Group Annuity Mortality, 83a, and 1983 Group Annuity Mortality tables using various assumed interest rates not to exceed seven percent. Mortality experience is monitored by the Company. Charges to annuity reserves for mortality experience are reimbursed to the Company if the reserves required are less than originally estimated. If additional reserves are required, the Company reimburses the Account.


2. Valuation Period Deductions

   Deductions by the Account for mortality and expense risk charges are made in accordance with the terms of the contracts and are paid to the Company.


3. Dividend Income

   On an annual basis, the Funds distribute substantially all of their taxable income and realized capital gains to their shareholders. Distributions to the Account are automatically reinvested in shares of the Funds. The Account's proportionate share of each Fund's undistributed net investment income (distributions in excess of net investment income) and accumulated net realized gain (loss) on investments is included in net unrealized gain (loss) in the Statements of Operations and Changes in Net Assets.


4. Purchases and Sales of Investments

   The cost of purchases and proceeds from sales of investments other than short-term investments for the years ended December 31, 1998 and December 31, 1997 aggregated $2,351,952,353 and $1,555,519,398; $1,874,026,188 and
   $1,004,789,371, respectively.

Variable Annuity Account B

5.  Supplemental Information to Statements of Operations and Changes in Net
    Assets


------------------------------------------------------------------------------------------------------------------------------------
Year Ended December 31, 1998
                                                                Valuation         Proceeds          Cost of            Net
                                                                 Period             from          Investments       Realized
                                              Dividends        Deductions           Sales            Sold          Gain (Loss)
------------------------------------------------------------------------------------------------------------------------------------
   Aetna Ascent VP: (1)                       $1,192,999         ($314,522)       $6,202,187       $5,330,213         $871,974
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------------
   Aetna Balanced VP: (2)                     31,081,246        (2,098,681)       22,863,897       18,450,097        4,413,800
   Annuity contracts in accumulation
   Annuity contracts in payment period
------------------------------------------------------------------------------------------------------------------------------------
   Aetna Bond VP: (3)                          5,276,463          (891,202)       45,551,245       43,538,269        2,012,976
   Annuity contracts in accumulation
   Annuity contracts in payment period
------------------------------------------------------------------------------------------------------------------------------------
   Aetna Crossroads VP: (4)                    1,150,096          (357,408)        3,956,923        3,518,415          438,508
   Annuity contracts in accumulation
   Annuity contracts in payment period
------------------------------------------------------------------------------------------------------------------------------------
   Aetna Get Fund, Series B:                   5,018,284          (317,102)        5,046,075        3,579,372        1,466,703
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------------
   Aetna Get Fund, Series C:                   1,099,683          (125,657)        4,593,631        3,264,351        1,329,280
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------------
   Aetna Get Fund, Series D:                     375,948           (91,506)            9,290            9,230               60
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------------
   Aetna Growth and Income VP: (5)           194,648,930       (11,627,716)      149,305,243      120,221,169       29,084,074
   Annuity contracts in accumulation
   Annuity contracts in payment period
------------------------------------------------------------------------------------------------------------------------------------
   Aetna Growth VP: (6)                           57,222          (185,058)       12,683,460       13,031,327         (347,867)
   Annuity contracts in accumulation
   Annuity contracts in payment period
------------------------------------------------------------------------------------------------------------------------------------
   Aetna High Yield VP: (7)                       22,406              (865)           33,710           33,668               42
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------------
   Aetna Index Plus Large Cap VP: (8)          3,829,668          (635,743)       17,517,599       14,396,635        3,120,964
   Annuity contracts in accumulation
   Annuity contracts in payment period
------------------------------------------------------------------------------------------------------------------------------------
   Aetna Index Plus Mid Cap VP: (9)               18,437            (1,287)           73,979           81,147           (7,168)
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------------
   Aetna Index Plus Small Cap VP: (10)            38,562            (2,372)          124,787          157,822          (33,035)
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------------
   Aetna International VP: (11)                   78,439            (5,821)        5,370,639        5,420,699          (50,060)
   Annuity contracts in accumulation
   Annuity contracts in payment period
------------------------------------------------------------------------------------------------------------------------------------
   Aetna Legacy VP: (12)                       1,516,017          (403,303)        5,625,929        5,116,001          509,928
   Annuity contracts in accumulation
   Annuity contracts in payment period
------------------------------------------------------------------------------------------------------------------------------------
   Aetna Money Market VP: (13)                 6,326,910        (1,717,493)      386,526,442      385,568,048          958,394
   Annuity contracts in accumulation
   Annuity contracts in payment period
------------------------------------------------------------------------------------------------------------------------------------
   Aetna Real Estate Securities VP: (14)          49,524            (4,403)          197,598          223,098          (25,500)
   Annuity contracts in accumulation
   Annuity contracts in payment period
------------------------------------------------------------------------------------------------------------------------------------
   Aetna Small Company VP: (15)                  162,321          (180,527)       17,373,472       19,128,504       (1,755,032)
   Annuity contracts in accumulation
   Annuity contracts in payment period
------------------------------------------------------------------------------------------------------------------------------------
   Aetna Value Opportunity VP: (16)              205,253          (172,485)        6,514,348        6,609,710          (95,362)
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
          Net Unrealized                                       Net
            Gain (Loss)                     Net          Increase (Decrease)               Net Assets
            -----------                 Change in          In Net Assets                   ----------
   Beginning             End            Unrealized            from Unit           Beginning           End
    of Year            of Year          Gain (Loss)         Transactions           of Year          of Year
-----------------------------------------------------------------------------------------------------------------
    $1,034,430         ($204,552)       ($1,238,982)          $3,942,985
                                                                                 $20,443,736      $24,898,190
-----------------------------------------------------------------------------------------------------------------
    21,131,758        13,657,518         (7,474,240)           6,148,805
                                                                                 150,761,384      176,154,146
                                                                                  12,080,737       18,758,905
-----------------------------------------------------------------------------------------------------------------
       781,718          (271,440)        (1,053,158)          12,050,394
                                                                                  69,236,488       85,100,187
                                                                                   3,681,984        5,213,758
-----------------------------------------------------------------------------------------------------------------
       704,161           455,992           (248,169)           8,303,550
                                                                                  20,250,904       28,289,880
                                                                                      69,721        1,317,322
-----------------------------------------------------------------------------------------------------------------
     6,194,743         3,285,620         (2,909,123)          (4,718,918)
                                                                                  20,859,924       19,399,768
-----------------------------------------------------------------------------------------------------------------
     2,144,550         2,432,614            288,064           (4,244,458)
                                                                                  10,929,107        9,276,019
-----------------------------------------------------------------------------------------------------------------
             0           (64,824)           (64,824)          89,687,448
                                                                                           0       89,907,126
-----------------------------------------------------------------------------------------------------------------
    67,675,837       (14,386,593)       (82,062,430)         (42,142,027)
                                                                                 892,006,381      955,586,320
                                                                                 130,876,769      155,197,661
-----------------------------------------------------------------------------------------------------------------
      (945,071)        4,054,739          4,999,810           21,924,027
                                                                                   3,210,344       28,467,187
                                                                                       8,566        1,199,857
-----------------------------------------------------------------------------------------------------------------
             0           (38,627)           (38,627)             247,430
                                                                                           0          230,386
-----------------------------------------------------------------------------------------------------------------
     1,342,384         9,544,413          8,202,029           44,321,436
                                                                                  28,074,705       85,248,495
                                                                                     165,083        1,829,647
-----------------------------------------------------------------------------------------------------------------
             0            25,068             25,068              340,695
                                                                                           0          375,745
-----------------------------------------------------------------------------------------------------------------
             0             8,264              8,264              958,381
                                                                                           0          969,800
-----------------------------------------------------------------------------------------------------------------
             0            (4,447)            (4,447)           1,512,822
                                                                                           0        1,528,847
                                                                                           0            2,086
-----------------------------------------------------------------------------------------------------------------
       556,022           230,393           (325,629)          13,863,127
                                                                                  18,710,015       32,331,905
                                                                                   1,284,593        2,822,843
-----------------------------------------------------------------------------------------------------------------
     1,429,868         1,434,703              4,835           19,490,597
                                                                                 124,939,137      149,772,871
                                                                                           0          229,509
-----------------------------------------------------------------------------------------------------------------
             0           (78,505)           (78,505)           1,040,421
                                                                                           0          965,259
                                                                                           0           16,278
-----------------------------------------------------------------------------------------------------------------
      (299,676)        1,188,423          1,488,099           12,670,750
                                                                                   6,059,783       18,295,242
                                                                                      47,346          197,498
-----------------------------------------------------------------------------------------------------------------
      (545,082)        1,733,031          2,278,113           12,561,099
                                                                                   3,912,594       18,689,212
-----------------------------------------------------------------------------------------------------------------

Variable Annuity Account B

5. Supplemental Information of Statements of Operations and Changes in Net Assets (continued):


----------------------------------------------------------------------------------------------
Year Ended December 31, 1998
                                                                                Valuation
                                                                                  Period
                                                                 Dividends      Deductions
----------------------------------------------------------------------------------------------
   AIM V.I. Funds:
   Capital Appreciation Fund:                                        $4,806             ($202)
   Annuity contracts in accumulation
----------------------------------------------------------------------------------------------
   Growth and Income Fund:                                            2,713              (267)
   Annuity contracts in accumulation
----------------------------------------------------------------------------------------------
   Growth Fund:                                                       9,742              (211)
   Annuity contracts in accumulation
----------------------------------------------------------------------------------------------
   Value Fund:                                                       25,024              (535)
   Annuity contracts in accumulation
----------------------------------------------------------------------------------------------
   Alger American Funds:
   Balanced Portfolio:                                              486,973           (82,216)
   Annuity contracts in accumulation
----------------------------------------------------------------------------------------------
   Income & Growth Portfolio:                                     1,467,662          (206,029)
   Annuity contracts in accumulation
----------------------------------------------------------------------------------------------
   Leveraged AllCap Portfolio:                                      631,832          (203,365)
   Annuity contracts in accumulation
----------------------------------------------------------------------------------------------
   American Century Investments:
   Balanced Fund:                                                   593,854           (65,789)
   Annuity contracts in accumulation
----------------------------------------------------------------------------------------------
   International Fund:                                              390,912           (86,065)
   Annuity contracts in accumulation
----------------------------------------------------------------------------------------------
   Calvert Social Balanced Portfolio:                               142,097           (14,682)
   Annuity contracts in accumulation
----------------------------------------------------------------------------------------------
   Fidelity Investments Variable Insurance Products Fund:
   Equity-Income Portfolio:                                       8,906,937        (2,144,267)
   Annuity contracts in accumulation
 ----------------------------------------------------------------------------------------------
   Growth Portfolio:                                             11,278,163        (1,400,091)
   Annuity contracts in accumulation
----------------------------------------------------------------------------------------------
   High Income Portfolio:                                         4,692,207          (673,883)
   Annuity contracts in accumulation
   Annuity contracts in payment period
----------------------------------------------------------------------------------------------
   Overseas Portfolio:                                            1,031,834          (210,954)
   Annuity contracts in accumulation
----------------------------------------------------------------------------------------------
   Fidelity Investments Variable Insurance Products Fund II:
   Asset Manager Portfolio:                                       1,595,388          (233,627)
   Annuity contracts in accumulation
----------------------------------------------------------------------------------------------
   Contrafund Portfolio:                                          6,614,609        (1,728,721)
   Annuity contracts in accumulation
----------------------------------------------------------------------------------------------
   Index 500 Portfolio:                                           3,204,277        (1,496,826)
   Annuity contracts in accumulation
----------------------------------------------------------------------------------------------
   Investment Grade Bond Portfolio:                                 342,576           (87,927)
   Annuity contracts in accumulation
----------------------------------------------------------------------------------------------



-----------------------------------------------------------------------------------------------------------
Year Ended December 31, 1998
                                                                 Proceeds        Cost of          Net
                                                                   from        Investments     Realized
                                                                   Sales          Sold        Gain (Loss)
-----------------------------------------------------------------------------------------------------------
   AIM V.I. Funds:
   Capital Appreciation Fund:                                       $14,985        $12,643         $2,342
   Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------
   Growth and Income Fund:                                           23,669         19,935          3,734
   Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------
   Growth Fund:                                                      23,394         19,680          3,714
   Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------
   Value Fund:                                                       56,171         51,027          5,144
   Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------
   Alger American Funds:
   Balanced Portfolio:                                            1,110,574        897,864        212,710
   Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------
   Income & Growth Portfolio:                                     3,272,978      2,151,013      1,121,965
   Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------
   Leveraged AllCap Portfolio:                                    4,222,156      3,043,959      1,178,197
   Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------
   American Century Investments:
   Balanced Fund:                                                   611,313        550,274         61,039
   Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------
   International Fund:                                            1,137,750        894,619        243,131
   Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------
   Calvert Social Balanced Portfolio:                               869,863        750,607        119,256
   Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------
   Fidelity Investments Variable Insurance Products Fund:
   Equity-Income Portfolio:                                      25,370,915     20,727,569      4,643,346
   Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------
   Growth Portfolio:                                             22,592,809     17,208,859      5,383,950
   Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------
   High Income Portfolio:                                        14,109,054     14,587,749       (478,695)
   Annuity contracts in accumulation
   Annuity contracts in payment period
-----------------------------------------------------------------------------------------------------------
   Overseas Portfolio:                                           48,431,460     47,643,577        787,883
   Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------
   Fidelity Investments Variable Insurance Products Fund II:
   Asset Manager Portfolio:                                       3,024,858      2,760,267        264,591
   Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------
   Contrafund Portfolio:                                         42,738,053     30,874,729     11,863,324
   Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------
   Index 500 Portfolio:                                          30,685,587     22,118,189      8,567,398
   Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------
   Investment Grade Bond Portfolio:                               1,725,694      1,635,019         90,675
   Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
         Net Unrealized                                     Net
          Gain (Loss)                   Net          Increase (Decrease)               Net Assets
         ------------                Change in          in Net Assets                  ----------
  Beginning           End            Unrealized           from Unit           Beginning           End
   of Year          of Year         Gain (Loss)         Transactions           of Year          of Year
-------------------------------------------------------------------------------------------------------------
          $0          $19,720           $19,720             $272,126
                                                                                      $0         $298,792
-------------------------------------------------------------------------------------------------------------
           0           17,765            17,765              197,613
                                                                                       0          221,558
-------------------------------------------------------------------------------------------------------------
           0           12,342            12,342              271,273
                                                                                       0          296,860
-------------------------------------------------------------------------------------------------------------
           0           22,553            22,553              651,784
                                                                                       0          703,970
-------------------------------------------------------------------------------------------------------------
     691,602        1,582,996           891,394             (979,394)
                                                                               5,656,151        6,185,618
-------------------------------------------------------------------------------------------------------------
   2,709,055        4,215,812         1,506,757           (2,575,078)
                                                                              14,148,460       15,463,737
-------------------------------------------------------------------------------------------------------------
   1,540,243        6,533,437         4,993,194           (3,907,972)
                                                                              14,280,009       16,971,895
-------------------------------------------------------------------------------------------------------------
     462,379          487,853            25,474             (525,510)
                                                                               4,643,230        4,732,298
-------------------------------------------------------------------------------------------------------------
     361,821          743,148           381,327             (991,033)
                                                                               5,852,955        5,791,227
-------------------------------------------------------------------------------------------------------------
      59,286           14,930           (44,356)             784,430
                                                                                 971,337        1,958,082
-------------------------------------------------------------------------------------------------------------
  19,807,673       22,859,546         3,051,873           22,941,092
                                                                             138,709,740      176,108,721
-------------------------------------------------------------------------------------------------------------
  14,584,513       33,940,400        19,355,887           23,497,310
                                                                              80,401,549      138,516,768
 -------------------------------------------------------------------------------------------------------------
  2,722,687       (4,425,686)       (7,148,373)          18,153,824
                                                                              35,217,837       49,328,098
                                                                                  68,542          503,361
-------------------------------------------------------------------------------------------------------------
     460,930          669,980           209,050            3,064,387
                                                                              13,004,643       17,886,843
-------------------------------------------------------------------------------------------------------------
   1,137,702        1,633,427           495,725            6,549,586
                                                                              11,743,075       20,414,738
-------------------------------------------------------------------------------------------------------------
  18,201,832       35,201,475        16,999,643           21,398,116
                                                                             107,827,442      162,974,413
-------------------------------------------------------------------------------------------------------------
  10,882,841       25,538,020        14,655,179           39,819,038
                                                                              76,986,772      141,735,838
-------------------------------------------------------------------------------------------------------------
     387,160          478,048            90,888           (1,318,753)
                                                                               6,578,182        5,695,641
-------------------------------------------------------------------------------------------------------------

Variable Annuity Account B

5. Supplemental Information to Statements of Operations and Changes in Net Assets (continued):


------------------------------------------------------------------------------------------------------------------------
Year Ended December 31, 1998
                                                               Valuation       Proceeds       Cost of          Net
                                                                Period           from       Investments     Realized
                                               Dividends      Deductions         Sales          Sold       Gain (Loss)
------------------------------------------------------------------------------------------------------------------------
   Insurance Management Series:
   American Leaders Fund II:                  $7,998,351      ($1,792,801)    $11,978,535    $7,178,957    $4,799,578
   Annuity contracts in accumulation
   Annuity contracts in payment period
------------------------------------------------------------------------------------------------------------------------
   Equity Income Fund II:                        129,452         (351,981)      2,362,630     1,928,603       434,027
   Annuity contracts in accumulation
   Annuity contracts in payment period
------------------------------------------------------------------------------------------------------------------------
   Growth Strategies Fund II:                  1,440,579         (346,704)      2,791,762     2,071,376       720,386
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------
   High Income Bond Fund II:                   1,568,969         (734,892)      9,316,278     8,463,432       852,846
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------
   International Equity Fund II:                  19,289         (235,997)      1,956,908     1,482,907       474,001
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------
   Prime Money Fund II:                          373,803         (110,555)      7,641,997     7,641,997             0
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------
   U.S. Government Securities Fund II:           228,386         (196,668)      3,851,945     3,576,274       275,671
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------
   Utility Fund II:                            1,743,305         (392,083)      2,677,845     1,942,231       735,614
   Annuity contracts in accumulation
   Annuity contracts in payment period
------------------------------------------------------------------------------------------------------------------------
   Janus Aspen Series:
   Aggressive Growth Portfolio:                        0         (548,576)    107,425,514    96,362,874    11,062,640
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------
   Balanced Portfolio:                         2,261,301         (641,284)      6,017,873     4,527,218     1,490,655
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------
   Flexible Income Portfolio:                  1,033,461         (191,305)      3,727,543     3,410,925       316,618
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------
   Growth Portfolio:                           3,293,173         (683,049)     26,018,237    18,985,226     7,033,011
   Annuity contracts in accumulation
   Annuity contracts in payment period
------------------------------------------------------------------------------------------------------------------------
   Worldwide Growth Portfolio:                 8,111,689       (2,748,458)     78,479,604    56,933,615    21,545,989
   Annuity contracts in accumulation
   Annuity contracts in payment period
------------------------------------------------------------------------------------------------------------------------
   Lexington Emerging Markets Fund:              161,811          (28,458)        724,351     1,074,950      (350,599)
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------
   Lexington Natural Resources Trust Fund:       340,539          (62,444)      2,112,416     2,109,389         3,027
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------
   MFS Funds:
   Total Return Series:                          778,001         (405,501)      3,009,737     2,396,400       613,337
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------
   Worldwide Government Series:                   17,379          (22,917)        739,420       740,555        (1,135)
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------
   Oppenheimer Funds:
   Aggressive Growth Fund:                       152,035         (112,671)     86,439,393    86,664,887      (225,494)
------------------------------------------------------------------------------------------------------------------------
   Annuity contracts in accumulation
   Global Securities Fund:                       387,530          (69,872)     10,919,054    11,293,037      (373,983)
------------------------------------------------------------------------------------------------------------------------
   Annuity contracts in accumulation
   Growth & Income Fund:                       1,054,695         (356,726)      4,266,733     4,140,441       126,292
   Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
         Net Unrealized                                       Net
           Gain (Loss)                   Net          Increase (Decrease)                Net Assets
           -----------                Change in          in Net Assets                   ----------
   Beginning            End           Unrealized           from Unit           Beginning           End
    of Year           of Year        Gain (Loss)         Transactions           of Year          of Year
---------------------------------------------------------------------------------------------------------------
  $30,111,589       $37,231,660       $7,120,071            ($524,859)
                                                                              $16,800,911     $134,398,144
                                                                                   48,751           51,858
---------------------------------------------------------------------------------------------------------------
      911,406         3,973,133        3,061,727            5,452,240
                                                                               19,938,571       28,656,460
                                                                                        0            7,576
---------------------------------------------------------------------------------------------------------------
    3,558,451         5,244,563        1,686,112            1,241,036
                                                                               22,709,106       27,450,515
---------------------------------------------------------------------------------------------------------------
    3,763,082         2,714,767       (1,048,315)          (3,963,730)
                                                                               53,212,853       49,887,731
---------------------------------------------------------------------------------------------------------------
      938,501         3,819,534        2,881,033              437,110
                                                                               13,946,028       17,521,464
---------------------------------------------------------------------------------------------------------------
            0             2,223            2,223              271,362
                                                                                7,530,487        8,067,320
---------------------------------------------------------------------------------------------------------------
      513,199         1,013,377          500,178            2,050,473
                                                                               13,196,784       16,054,824
---------------------------------------------------------------------------------------------------------------
    5,801,015         7,053,257        1,252,242              695,668
                                                                               26,302,858       30,329,937
                                                                                        0            7,667
---------------------------------------------------------------------------------------------------------------
    4,594,517         8,106,849        3,512,332            4,958,453
                                                                               38,383,925       57,368,774
---------------------------------------------------------------------------------------------------------------
    3,462,858        15,241,071       11,778,213           26,193,826
                                                                               31,145,778       72,228,489
---------------------------------------------------------------------------------------------------------------
      367,565           255,193         (112,372)           9,052,449
                                                                               10,534,588       20,633,439
---------------------------------------------------------------------------------------------------------------
    5,764,208        12,281,148        6,516,940           12,764,560
                                                                               40,072,928       68,058,273
                                                                                  645,899        1,585,189
---------------------------------------------------------------------------------------------------------------
   18,210,266        37,241,442       19,031,176           39,032,925
                                                                              160,658,096      243,902,115
                                                                                1,995,445        3,724,747
---------------------------------------------------------------------------------------------------------------
     (709,548)       (1,196,659)        (487,111)            (619,636)
                                                                                2,833,416        1,509,423
---------------------------------------------------------------------------------------------------------------
      177,872        (1,266,269)      (1,444,141)          (1,812,452)
                                                                                6,930,364        3,954,893
---------------------------------------------------------------------------------------------------------------
    1,975,149         3,834,735        1,859,586           16,318,427
                                                                               18,973,878       38,137,728
---------------------------------------------------------------------------------------------------------------
       (5,937)          102,292          108,229              588,288
                                                                                1,324,295        2,014,138
---------------------------------------------------------------------------------------------------------------
      133,786         1,243,228        1,109,442            7,306,211
                                                                                3,688,200       11,917,723
---------------------------------------------------------------------------------------------------------------
         (846)          786,005          786,851            4,241,638
                                                                                2,680,937        7,653,101
---------------------------------------------------------------------------------------------------------------
      465,927          (435,824)        (901,751)          22,581,792
                                                                               12,688,907       35,193,209
---------------------------------------------------------------------------------------------------------------

Variable Annuity Account B

5. Supplemental Information to Statements of Operations and Changes in Net Assets (continued):

----------------------------------------------------------------------------------
Year Ended December 31, 1998
                                                                     Valuation
                                                                       Period
                                                    Dividends        Deductions
----------------------------------------------------------------------------------
   Strategic Bond Fund:                               $150,955         ($113,793)
   Annuity contracts in accumulation
   Annuity contracts in payment period
----------------------------------------------------------------------------------
   Portfolio Partners, Inc. (PPI):
   PPI MFS Emerging Equities Portfolio:                321,152        (1,493,640)
   Annuity contracts in accumulation
   Annuity contracts in payment period
----------------------------------------------------------------------------------
   PPI MFS Research Growth Portfolio:                   18,247        (1,021,049)
   Annuity contracts in accumulation
----------------------------------------------------------------------------------
   PPI MFS Value Equity Portfolio:                      34,159          (276,002)
   Annuity contracts in accumulation
   Annuity contracts in payment period
----------------------------------------------------------------------------------
   PPI Scudder International Growth Portfolio:          29,626          (167,735)
   Annuity contracts in accumulation
   Annuity contracts in payment period
----------------------------------------------------------------------------------
   PPI T. Rowe Price Growth Equity Portfolio:          576,750        (1,411,791)
   Annuity contracts in accumulation
   Annuity contracts in payment period
----------------------------------------------------------------------------------
   Total Variable Annuity Account B               $325,794,651     ($ 42,285,760)
==================================================================================



----------------------------------------------------------------------------------------------------
Year Ended December 31, 1998
                                                      Proceeds          Cost of             Net
                                                        from          Investments        Realized
                                                       Sales              Sold          Gain (Loss)
----------------------------------------------------------------------------------------------------
   Strategic Bond Fund:                               $1,981,154        $2,006,416        ($25,262)
   Annuity contracts in accumulation
   Annuity contracts in payment period
----------------------------------------------------------------------------------------------------
   Portfolio Partners, Inc. (PPI):
   PPI MFS Emerging Equities Portfolio:               87,290,554        78,385,480        8,905,074
   Annuity contracts in accumulation
   Annuity contracts in payment period
----------------------------------------------------------------------------------------------------
   PPI MFS Research Growth Portfolio:                 37,548,653        34,203,994        3,344,659
   Annuity contracts in accumulation
----------------------------------------------------------------------------------------------------
   PPI MFS Value Equity Portfolio:                    13,051,497        11,621,475        1,430,022
   Annuity contracts in accumulation
   Annuity contracts in payment period
----------------------------------------------------------------------------------------------------
   PPI Scudder International Growth Portfolio:       136,940,032       134,230,073        2,709,959
   Annuity contracts in accumulation
   Annuity contracts in payment period
----------------------------------------------------------------------------------------------------
   PPI T. Rowe Price Growth Equity Portfolio:         16,657,996        15,110,779        1,547,217
   Annuity contracts in accumulation
   Annuity contracts in payment period
----------------------------------------------------------------------------------------------------
   Total Variable Annuity Account B               $1,555,519,398    $1,412,108,865     $143,410,533
====================================================================================================

(1) - Effective May 1, 1998, Aetna Ascent Variable Portfolio's name changed to Aetna Ascent VP.
(2) - Effective May 1, 1998, Aetna Investment Advisors Fund's name changed to Aetna Balanced VP.
(3) - Effective May 1, 1998, Aetna Income Shares' name changed to Aetna Bond
      VP.
(4) - Effective May 1, 1998, Aetna Crossroads Variable Portfolio's name changed to Aetna Crossroads VP.
(5) - Effective May 1, 1998, Aetna Variable Fund's name changed to Aetna Growth and Income VP.
(6) - Effective May 1, 1998, Aetna Variable Growth Portfolio's name changed to Aetna Growth VP.
(7) - Effective May 1, 1998, Aetna High Yield Portfolio's name changed to Aetna High Yield VP.
(8) - Effective May 1, 1998, Aetna Variable Index Plus Portfolio's name changed to Aetna Index Plus Large Cap VP.
(9) - Effective May 1, 1998, Aetna Index Plus Mid Cap Portfolio's name changed to Aetna Index Plus Mid Cap VP.
(10)- Effective May 1, 1998, Aetna Index Plus Small Cap Portfolio's name changed to Aetna Index Plus Small Cap VP.
(11)- Effective May 1, 1998, Aetna International Portfolio's name changed to Aetna International VP.
(12)- Effective May 1, 1998, Aetna Legacy Variable Portfolio's name changed to Aetna Legacy VP.
(13)- Effective May 1, 1998, Aetna Variable Encore Fund's name changed to Aetna Money Market VP.
(14)- Effective May 1, 1998, Aetna Real Estate Securities Portfolio's name changed to Aetna Real Estate Securities VP.
(15)- Effective May 1, 1998, Aetna Variable Small Company Portfolio's name changed to Aetna Small Company VP.
(16)- Effective May 1, 1998, Aetna Variable Capital Appreciation Portfolio's name changed to Aetna Value Opportunity VP.

-----------------------------------------------------------------------------------------------------------------
          Net Unrealize                                     Net
           Gain (Loss)                   Net         Increase (Decrease)                  Net Assets
           -----------                Change in         in Net Assets                     ----------
   Beginning            End           Unrealized          from Unit            Beginning              End
    of Year           of Year        Gain (Loss)        Transactions            of Year             of Year
-----------------------------------------------------------------------------------------------------------------
     ($21,173)          $47,663          $68,836          $9,925,163
                                                                                $3,092,701         $12,897,019
                                                                                         0             201,581
-----------------------------------------------------------------------------------------------------------------
     (753,832)       19,423,983       20,177,815           8,869,734
                                                                                94,796,247         131,150,274
                                                                                   496,447             922,555
-----------------------------------------------------------------------------------------------------------------
   (1,162,926)       11,016,482       12,179,408           8,222,292
                                                                                65,867,130          88,610,687
-----------------------------------------------------------------------------------------------------------------
      220,662         3,770,053        3,549,391           7,801,278
                                                                                15,049,606          27,062,849
                                                                                   378,075             903,680
-----------------------------------------------------------------------------------------------------------------
      195,427           863,502          668,075           1,706,168
                                                                                12,650,163          17,577,310
                                                                                         0              18,946
-----------------------------------------------------------------------------------------------------------------
    1,797,922        24,891,619       23,093,697           4,872,245
                                                                                90,170,258         118,791,854
                                                                                         0              56,523
-----------------------------------------------------------------------------------------------------------------
  $255,524,506     $349,806,583      $94,282,077        $512,924,064        $2,922,442,857      $3,956,568,422
=================================================================================================================

Variable Annuity Account B

5. Supplemental Information to Statements of Operations and Changes in Net Assets (continued):

-------------------------------------------------------------------------------------------------------------------------
Year Ended December 31, 1997
                                                               Valuation       Proceeds        Cost of          Net
                                                                Period           from        Investments     Realized
                                              Dividends       Deductions         Sales          Sold        Gain (Loss)
-------------------------------------------------------------------------------------------------------------------------
   Aetna Variable Fund:                     $206,171,606      ($9,508,053)    $64,103,032    $51,274,099   $12,828,933
   Annuity contracts in accumulation
   Annuity contracts in payment period
-------------------------------------------------------------------------------------------------------------------------
   Aetna Income Shares:                        4,333,850         (737,718)     12,717,950     11,951,670       766,280
   Annuity contracts in accumulation
   Annuity contracts in payment period
-------------------------------------------------------------------------------------------------------------------------
   Aetna Variable Encore Fund:                 4,149,350       (1,373,114)    187,177,845    187,281,193      (103,348)
   Annuity contracts in accumulation
-------------------------------------------------------------------------------------------------------------------------
   Aetna Investment Advisers Fund, Inc.:      20,983,218       (1,660,805)     12,262,658      9,696,803     2,565,855
   Annuity contracts in accumulation
   Annuity contracts in payment period
-------------------------------------------------------------------------------------------------------------------------
   Aetna GET Fund, Series B:                   3,422,687         (286,592)      1,109,194        713,521       395,673
   Annuity contracts in accumulation
-------------------------------------------------------------------------------------------------------------------------
   Aetna GET Fund, Series C:                     169,021         (119,214)        963,591        833,090       130,501
   Annuity contracts in accumulation
-------------------------------------------------------------------------------------------------------------------------
   Aetna Ascent Variable Portfolio:            1,293,085         (171,542)      2,422,808      2,093,544       329,264
   Annuity contracts in accumulation
-------------------------------------------------------------------------------------------------------------------------
   Aetna Crossroads Variable Portfolio:        1,366,067         (170,121)      1,119,794        921,119       198,675
   Annuity contracts in accumulation
   Annuity contracts in payment period
-------------------------------------------------------------------------------------------------------------------------
   Aetna Legacy Variable Portfolio:            1,122,530         (176,596)      1,280,095      1,125,823       154,272
   Annuity contracts in accumulation
   Annuity contracts in payment period
-------------------------------------------------------------------------------------------------------------------------
   Aetna Variable Portfolio, Inc.:
   Capital Appreciation Portfolio:               621,617          (11,486)        125,792        110,176        15,616
   Annuity contracts in accumulation
-------------------------------------------------------------------------------------------------------------------------
   Growth Portfolio:                             848,691           (9,678)        592,546        560,620        31,926
   Annuity contracts in accumulation
   Annuity contracts in payment period
-------------------------------------------------------------------------------------------------------------------------
   Index Plus Portfolio:                       1,110,445         (154,416)      2,229,246      1,790,247       438,999
   Annuity contracts in accumulation
   Annuity contracts in payment period
-------------------------------------------------------------------------------------------------------------------------
   Small Company Portfolio:                      366,132          (19,387)        261,692        230,152        31,540
   Annuity contracts in accumulation
   Annuity contracts in payment period
-------------------------------------------------------------------------------------------------------------------------
   Alger American Funds:
   Balanced Portfolio:                           142,299          (73,798)      1,098,365      1,473,706      (375,341)
   Annuity contracts in accumulation
-------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
          Net Unrealized                                    Net
           Gain (Loss)                   Net         Increase (Decrease)                Net Assets
           -----------                Change in         In Net Assets                   -----------
    Beginning            End          Unrealized          from Unit           Beginning            End
     of Year           of Year       Gain (Loss)        Transactions           of Year           of Year
------------------------------------------------------------------------------------------------------------
   $59,979,314      $67,675,837      $7,696,523          $71,233,894
                                                                            $644,728,031      $892,006,381
                                                                              89,732,216       130,876,769
------------------------------------------------------------------------------------------------------------
       379,633          781,718         402,085           (1,964,060)
                                                                              66,534,546        69,236,488
                                                                               3,583,489         3,681,984
------------------------------------------------------------------------------------------------------------
      (540,607)       1,429,868       1,970,475           13,513,776
                                                                             106,781,998       124,939,137
------------------------------------------------------------------------------------------------------------
    15,114,435       21,131,758       6,017,323            7,591,834
                                                                             119,402,212       150,761,384
                                                                               7,942,484        12,080,737
------------------------------------------------------------------------------------------------------------
     4,487,610        6,194,743       1,707,133             (712,316)
                                                                              16,333,339        20,859,924
------------------------------------------------------------------------------------------------------------
       144,834        2,144,550       1,999,716             (532,193)
                                                                               9,281,276        10,929,107
------------------------------------------------------------------------------------------------------------
       276,453        1,034,430         757,977           12,596,284
                                                                               5,638,668        20,443,736
------------------------------------------------------------------------------------------------------------
       151,493          704,161         552,668           13,077,636
                                                                               5,295,700        20,250,904
                                                                                       0            69,721
------------------------------------------------------------------------------------------------------------
        46,576          556,022         509,446           12,197,969
                                                                               6,186,987        18,710,015
                                                                                       0         1,284,593
------------------------------------------------------------------------------------------------------------
             0         (545,082)       (545,082)           3,831,929
                                                                                       0         3,912,594
------------------------------------------------------------------------------------------------------------
             0         (945,071)       (945,071)           3,293,042
                                                                                       0         3,210,344
                                                                                       0             8,566
------------------------------------------------------------------------------------------------------------
        (4,046)       1,342,384       1,346,430           23,512,958
                                                                               1,985,372        28,074,705
                                                                                       0           165,083
------------------------------------------------------------------------------------------------------------
             0         (299,676)       (299,676)           6,028,520
                                                                                       0         6,059,783
                                                                                       0            47,346
------------------------------------------------------------------------------------------------------------
      (461,380)         691,602       1,152,982            1,032,718
                                                                               3,777,291         5,656,151
------------------------------------------------------------------------------------------------------------

Variable Annuity Account B

5. Supplemental Information to Statements of Operations and Changes in Net Assets (continued):

---------------------------------------------------------------------------------------------
Year Ended December 31, 1997
                                                                                Valuation
                                                                                  Period
                                                                 Dividends      Deductions
---------------------------------------------------------------------------------------------
   Alger American Funds (continued):
   Growth Portfolio: (1)                                           $506,477       ($685,927)
---------------------------------------------------------------------------------------------
   Annuity contracts in accumulation
   Income and Growth Portfolio:                                     401,543        (156,768)
   Annuity contracts in accumulation
---------------------------------------------------------------------------------------------
   Leveraged AllCap Portfolio:                                            0        (196,601)
   Annuity contracts in accumulation
---------------------------------------------------------------------------------------------
   MidCap Growth Portfolio: (1)                                     350,028        (308,858)
   Annuity contracts in accumulation
---------------------------------------------------------------------------------------------
   Small Capitalization Portfolio: (2)                            2,260,717        (722,118)
   Annuity contracts in accumulation
---------------------------------------------------------------------------------------------
   American Century Investments:
   Balanced Fund:                                                   199,265         (58,943)
   Annuity contracts in accumulation
---------------------------------------------------------------------------------------------
   Capital Appreciation Fund: (3)                                   725,963        (365,809)
   Annuity contracts in accumulation
---------------------------------------------------------------------------------------------
   International Fund:                                              176,899         (85,324)
   Annuity contracts in accumulation
---------------------------------------------------------------------------------------------
   Calvert Social Balanced Portfolio:                                67,562          (7,128)
   Annuity contracts in accumulation
---------------------------------------------------------------------------------------------
   Fidelity Investments Variable Insurance Products Fund:
   Equity-Income Portfolio:                                       7,870,976      (1,400,361)
   Annuity contracts in accumulation
---------------------------------------------------------------------------------------------
   Growth Portfolio:                                              2,159,319        (938,752)
   Annuity contracts in accumulation
---------------------------------------------------------------------------------------------
   High Income Portfolio:                                         1,270,071        (337,944)
   Annuity contracts in accumulation
   Annuity contracts in payment period
---------------------------------------------------------------------------------------------
   Overseas Portfolio:                                              863,493        (164,196)
   Annuity contracts in accumulation
---------------------------------------------------------------------------------------------
   Fidelity Investments Variable Insurance Products Fund II:
   Asset Manager Portfolio:                                         761,827        (120,783)
   Annuity contracts in accumulation
---------------------------------------------------------------------------------------------
   Contrafund Portfolio:                                          1,931,363      (1,125,088)
   Annuity contracts in accumulation
---------------------------------------------------------------------------------------------
   Index 500 Portfolio:                                           1,159,193        (771,581)
   Annuity contracts in accumulation
---------------------------------------------------------------------------------------------
   Investment Grade Bond Portfolio:                                 277,920         (79,205)
   Annuity contracts in accumulation
---------------------------------------------------------------------------------------------



-----------------------------------------------------------------------------------------------------------
Year Ended December 31, 1997
                                                                  Proceeds        Cost of          Net
                                                                    from        Investments     Realized
                                                                    Sales          Sold        Gain (Loss)
-----------------------------------------------------------------------------------------------------------
   Alger American Funds (continued):
   Growth Portfolio: (1)                                         $78,591,434    $64,519,617    $14,071,817
-----------------------------------------------------------------------------------------------------------
   Annuity contracts in accumulation
   Income and Growth Portfolio:                                    2,602,037      3,401,714       (799,677)
   Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------
   Leveraged AllCap Portfolio:                                     7,570,244      6,461,486      1,108,758
   Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------
   MidCap Growth Portfolio: (1)                                   49,795,194     45,404,313      4,390,881
   Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------
   Small Capitalization Portfolio: (2)                           118,175,863    114,437,088      3,738,775
   Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------
   American Century Investments:
   Balanced Fund:                                                    704,536        619,119         85,417
   Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------
   Capital Appreciation Fund: (3)                                 47,909,593     51,060,683     (3,151,090)
   Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------
   International Fund:                                             4,226,767      3,417,937        808,830
   Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------
   Calvert Social Balanced Portfolio:                                212,241        199,799         12,442
   Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------
   Fidelity Investments Variable Insurance Products Fund:
   Equity-Income Portfolio:                                       17,887,517     15,251,625      2,635,892
   Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------
   Growth Portfolio:                                              10,659,015      9,711,716        947,299
   Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------
   High Income Portfolio:                                          4,857,948      4,277,783        580,165
   Annuity contracts in accumulation
   Annuity contracts in payment period
-----------------------------------------------------------------------------------------------------------
   Overseas Portfolio:                                             5,725,552      5,116,905        608,647
   Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------
   Fidelity Investments Variable Insurance Products Fund II:
   Asset Manager Portfolio:                                        1,009,159        904,890        104,269
   Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------
   Contrafund Portfolio:                                          13,933,668     10,543,199      3,390,469
   Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------
   Index 500 Portfolio:                                           17,678,295     13,392,232      4,286,063
   Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------
   Investment Grade Bond Portfolio:                                1,100,211      1,085,995         14,216
   Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
         Net Unrealized                                      Net
          Gain (Loss)                    Net          Increase (Decrease)               Net Assets
          -----------                 Change in          In Net Assets                  ----------
   Beginning           End           Unrealized            from Unit           Beginning           End
    of Year          of Year         Gain (Loss)         Transactions           of Year          of Year
-----------------------------------------------------------------------------------------------------------
   $2,349,936               $0       ($2,349,936)        ($55,087,434)
                                                                             $43,545,003                $0
-----------------------------------------------------------------------------------------------------------
     (828,912)       2,709,055         3,537,967            4,693,808
                                                                               6,471,587        14,148,460
-----------------------------------------------------------------------------------------------------------
      220,810        1,540,243         1,319,433              628,691
                                                                              11,419,728        14,280,009
-----------------------------------------------------------------------------------------------------------
      682,424                0          (682,424)         (23,592,354)
                                                                              19,842,727                 0
-----------------------------------------------------------------------------------------------------------
     (495,260)               0           495,260          (64,524,063)
                                                                              58,751,429                 0
-----------------------------------------------------------------------------------------------------------
      145,325          462,379           317,054            1,109,081
                                                                               2,991,356         4,643,230
-----------------------------------------------------------------------------------------------------------
   (1,588,390)               0         1,588,390          (43,166,616)
                                                                              44,369,162                 0
 -----------------------------------------------------------------------------------------------------------
     375,835          361,821           (14,014)             259,970
                                                                               4,706,594         5,852,955
-----------------------------------------------------------------------------------------------------------
         (881)          59,286            60,167              241,657
                                                                                 596,637           971,337
-----------------------------------------------------------------------------------------------------------
    5,773,475       19,807,673        14,034,198           43,088,538
                                                                              72,480,497       138,709,740
-----------------------------------------------------------------------------------------------------------
    3,258,300       14,584,513        11,326,213            8,978,986
                                                                              57,928,484        80,401,549
-----------------------------------------------------------------------------------------------------------
      814,429        2,722,687         1,908,258           17,156,365
                                                                              14,709,464        35,217,837
                                                                                       0            68,542
-----------------------------------------------------------------------------------------------------------
      743,689          460,930          (282,759)           2,276,187
                                                                               9,703,271        13,004,643
-----------------------------------------------------------------------------------------------------------
      484,182        1,137,702           653,520            4,412,778
                                                                               5,931,464        11,743,075
-----------------------------------------------------------------------------------------------------------
    6,210,754       18,201,832        11,991,078           35,101,002
                                                                              56,538,618       107,827,442
-----------------------------------------------------------------------------------------------------------
    2,241,040       10,882,841         8,641,801           36,290,926
                                                                              27,380,370        76,986,772
-----------------------------------------------------------------------------------------------------------
      175,829          387,160           211,331            1,392,243
                                                                               4,761,677         6,578,182
-----------------------------------------------------------------------------------------------------------

Variable Annuity Account B

5. Supplemental Information to Statements of Operations and Changes in Net Assets (continued):


-------------------------------------------------------------------------------------------------------------------------------
Year Ended December 31, 1997
                                                                   Valuation         Proceeds        Cost of           Net
                                                                    Period             from        Investments      Realized
                                                 Dividends        Deductions          Sales            Sold        Gain (Loss)
-------------------------------------------------------------------------------------------------------------------------------
   Insurance Management Series:
   American Leaders Fund II:                    $2,033,587        ($1,272,645)      $2,239,581      $1,354,167       $885,414
   Annuity contracts in accumulation
   Annuity contracts in payment period
-------------------------------------------------------------------------------------------------------------------------------
   Equity Income Fund II:                           52,763           (108,244)         188,614         167,057         21,557
   Annuity contracts in accumulation
-------------------------------------------------------------------------------------------------------------------------------
   Growth Strategies Fund II:                       63,162           (214,573)         650,403         461,919        188,484
   Annuity contracts in accumulation
-------------------------------------------------------------------------------------------------------------------------------
   High Income Bond Fund II:                     2,232,254           (576,880)       5,856,816       5,388,542        468,274
   Annuity contracts in accumulation
-------------------------------------------------------------------------------------------------------------------------------
   International Equity Fund II:                     8,680           (138,835)         787,960         678,156        109,804
   Annuity contracts in accumulation
-------------------------------------------------------------------------------------------------------------------------------
   Prime Money Fund II:                            365,689           (107,783)       7,931,948       7,931,971            (23)
   Annuity contracts in accumulation
-------------------------------------------------------------------------------------------------------------------------------
   U.S. Government Securities Fund II:             366,225           (147,271)       3,825,499       3,747,648         77,851
   Annuity contracts in accumulation
-------------------------------------------------------------------------------------------------------------------------------
   Utility Fund II:                                838,523           (291,277)       1,512,321       1,157,193        355,128
   Annuity contracts in accumulation
-------------------------------------------------------------------------------------------------------------------------------
   Janus Aspen Series:
   Aggressive Growth Portfolio:                          0           (419,040)      19,586,639      19,136,007        450,632
   Annuity contracts in accumulation
-------------------------------------------------------------------------------------------------------------------------------
   Balanced Portfolio:                             786,909           (294,871)       2,053,281       1,687,149        366,132
   Annuity contracts in accumulation
-------------------------------------------------------------------------------------------------------------------------------
   Flexible Income Portfolio:                      528,359            (93,943)       1,111,581       1,079,357         32,224
   Annuity contracts in accumulation
-------------------------------------------------------------------------------------------------------------------------------
   Growth Portfolio:                               967,832           (429,682)       2,254,366       1,752,378        501,988
   Annuity contracts in accumulation
   Annuity contracts in payment period
-------------------------------------------------------------------------------------------------------------------------------
   Short-Term Bond Portfolio: (4)                   62,602            (36,643)      13,023,397      12,927,175         96,222
   Annuity contracts in accumulation
-------------------------------------------------------------------------------------------------------------------------------
   Worldwide Growth Portfolio:                   2,077,847         (1,645,928)      21,615,276      15,329,845      6,285,431
   Annuity contracts in accumulation
   Annuity contracts in payment period
-------------------------------------------------------------------------------------------------------------------------------
   Lexington Emerging Markets Fund:                  2,717            (53,043)       4,235,697       4,177,632         58,065
   Annuity contracts in accumulation
-------------------------------------------------------------------------------------------------------------------------------
   Lexington Natural Resources Trust Fund:         209,099            (85,086)       3,246,699       2,653,024        593,675
   Annuity contracts in accumulation
-------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
        Net Unrealized                                     Net
          Gain (Loss)                  Net          Increase (Decrease)                Net Assets
          -----------               Change in          In Net Assets                   ----------
  Beginning           End           Unrealized           from Unit           Beginning           End
   of Year          of Year        Gain (Loss)         Transactions           of Year          of Year
----------------------------------------------------------------------------------------------------------
 $8,810,467      $30,111,589       $21,301,122          $32,775,129
                                                                           $61,127,055      $116,800,911
                                                                                     0            48,751
----------------------------------------------------------------------------------------------------------
          0          911,406           911,406           19,061,089
                                                                                     0        19,938,571
----------------------------------------------------------------------------------------------------------
    733,393        3,558,451         2,825,058           12,664,797
                                                                             7,182,178        22,709,106
----------------------------------------------------------------------------------------------------------
  1,022,582        3,763,082         2,740,500           21,197,568
                                                                            27,151,137        53,212,853
----------------------------------------------------------------------------------------------------------
    307,602          938,501           630,899            7,399,890
                                                                             5,935,590        13,946,028
----------------------------------------------------------------------------------------------------------
          0                0                 0             (471,714)
                                                                             7,744,318         7,530,487
----------------------------------------------------------------------------------------------------------
     73,398          513,199           439,801            4,803,969
                                                                             7,656,209        13,196,784
----------------------------------------------------------------------------------------------------------
  1,730,892        5,801,015         4,070,123            4,555,867
                                                                            16,774,494        26,302,858
----------------------------------------------------------------------------------------------------------
    534,823        4,594,517         4,059,694            2,750,579
                                                                            31,542,060        38,383,925
----------------------------------------------------------------------------------------------------------
    373,883        3,462,858         3,088,975           15,424,389
                                                                            11,774,244        31,145,778
----------------------------------------------------------------------------------------------------------
     73,395          367,565           294,170            4,626,561
                                                                             5,147,217        10,534,588
----------------------------------------------------------------------------------------------------------
  1,093,423        5,764,208         4,670,785           14,123,750
                                                                            20,884,154        40,072,928
                                                                                     0           645,899
----------------------------------------------------------------------------------------------------------
    (27,376)               0            27,376           (2,070,168)
                                                                             1,920,611                 0
----------------------------------------------------------------------------------------------------------
  5,151,123       18,210,266        13,059,143           76,404,357
                                                                            66,472,691       160,658,096
                                                                                     0         1,995,445
----------------------------------------------------------------------------------------------------------
    (66,591)        (709,548)         (642,957)             952,674
                                                                             2,515,960         2,833,416
----------------------------------------------------------------------------------------------------------
    538,139          177,872          (360,267)           1,821,159
                                                                             4,751,784         6,930,364
----------------------------------------------------------------------------------------------------------

Variable Annuity Account B

5. Supplemental Information to Statements of Operations and Changes in Net Assets (continued):


--------------------------------------------------------------------------------------------------------------------------
Year Ended December 31, 1997
                                                                  Valuation      Proceeds       Cost of          Net
                                                                   Period          from       Investments     Realized
                                                    Dividends    Deductions        Sales          Sold       Gain (Loss)
--------------------------------------------------------------------------------------------------------------------------
   MFS Funds:
   Emerging Growth Series: (2)                            $0      ($232,144)   $37,594,997    $34,076,137    $3,518,860
   Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------------------------
   Research Series: (3)                                    0       (273,185)    37,686,630     34,109,865     3,576,765
   Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------------------------
   Total Return Series:                                    0       (154,993)       689,861        564,440       125,421
   Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------------------------
   Value Series: (5)                                       0        (19,996)     4,332,717      3,942,044       390,673
   Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------------------------
   Worldwide Government Series:                       15,502        (12,983)       124,845        123,607         1,238
   Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------------------------
   Neuberger & Berman Advisers Management Trust -
   Growth Portfolio: (5)                             741,183        (92,357)    17,383,777     16,347,694     1,036,083
   Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------------------------
   Oppenheimer Funds:
   Capital Appreciation Fund:                              0        (13,374)     8,964,190      9,092,515      (128,325)
   Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------------------------
   Global Securities Fund:                                 0        (12,451)       850,938        802,777        48,161
   Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------------------------
   Growth & Income Fund:                              37,178        (35,759)       188,084        164,087        23,997
   Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------------------------
   Strategic Bond Fund:                               84,234        (10,842)       122,739        121,006         1,733
   Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------------------------
   Portfolio Partners, Inc. PPI:
   PPI MFS Emerging Equities Portfolio:                    0       (120,211)    43,880,815     44,111,392      (230,577)
   Annuity contracts in accumulation
   Annuity contracts in payment period
--------------------------------------------------------------------------------------------------------------------------
   PPI MFS Research Growth Portfolio:                      0        (82,490)    37,923,531     37,983,794       (60,263)
   Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------------------------
   PPI MFS Value Equity Portfolio:                         0        (16,913)     4,632,658      4,633,034          (376)
   Annuity contracts in accumulation
   Annuity contracts in payment period
--------------------------------------------------------------------------------------------------------------------------
   PPI Scudder International Growth Portfolio:             0        (12,760)       259,410        255,379         4,031
   Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------------------------
   PPI T. Rowe Price Growth Portfolio:                     0       (115,952)    33,484,569     33,491,822        (7,253)
   Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------------------------
   Scudder Variable Life Investment Fund -
   International Portfolio: (6)                      275,557       (123,791)    16,445,650     14,417,831     2,027,819
   Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
         Net Unrealized                                     Net
          Gain (Loss)                   Net          Increase (Decrease)              Net Assets
          -----------                 Change in          In Net Assets                ----------
  Beginning           End            Unrealized           from Unit          Beginning          End
   of Year          of Year         Gain (Loss)         Transactions          of Year         of Year
---------------------------------------------------------------------------------------------------------
   ($85,796)               $0           $85,796         ($12,370,520)
                                                                             $8,998,008              $0
---------------------------------------------------------------------------------------------------------
    204,764                 0          (204,764)          (9,875,328)
                                                                              6,776,512               0
---------------------------------------------------------------------------------------------------------
     72,010         1,975,149         1,903,139           12,883,941
                                                                              4,216,370      18,973,878
---------------------------------------------------------------------------------------------------------
        935                 0              (935)            (578,583)
                                                                                208,841               0
---------------------------------------------------------------------------------------------------------
      9,304            (5,937)          (15,241)             927,866
                                                                                407,913       1,324,295
---------------------------------------------------------------------------------------------------------
     (6,666)                0             6,666           (9,934,149)
                                                                              8,242,574               0
 ---------------------------------------------------------------------------------------------------------
          0           133,786           133,786            3,696,113
                                                                                      0       3,688,200
 ---------------------------------------------------------------------------------------------------------
          0              (846)             (846)           2,646,073
                                                                                      0       2,680,937
---------------------------------------------------------------------------------------------------------
          0           465,927           465,927           12,197,564
                                                                                      0      12,688,907
---------------------------------------------------------------------------------------------------------
          0           (21,173)          (21,173)           3,038,749
                                                                                      0       3,092,701
---------------------------------------------------------------------------------------------------------
          0          (753,832)         (753,832)          96,397,314
                                                                                      0      94,796,247
                                                                                      0         496,447
---------------------------------------------------------------------------------------------------------
          0        (1,162,926)       (1,162,926)          67,172,809
                                                                                      0      65,867,130
---------------------------------------------------------------------------------------------------------
          0           220,662           220,662           15,224,308
                                                                                      0      15,049,606
                                                                                      0         378,075
---------------------------------------------------------------------------------------------------------
          0           195,427           195,427           12,463,465
                                                                                      0      12,650,163
---------------------------------------------------------------------------------------------------------
          0         1,797,922         1,797,922           88,495,541
                                                                                      0      90,170,258
---------------------------------------------------------------------------------------------------------

  1,510,449                 0        (1,510,449)         (12,719,263)
                                                                             12,050,127               0
---------------------------------------------------------------------------------------------------------

Variable Annuity Account B

5. Supplemental Information to Statements of Operations and Changes in Net Assets (continued):


-----------------------------------------------------------------------------------------------------------------------
Year Ended December 31, 1997
                                                          Valuation          Proceeds         Cost of           Net
                                                            Period             from         Investments      Realized
                                         Dividends        Deductions          Sales             Sold        Gain (Loss)
-----------------------------------------------------------------------------------------------------------------------
   Total Variable Annuity Account B    $278,833,116      ($29,243,851)   $1,004,789,371    $933,728,508    $71,060,863
=======================================================================================================================

(1  - Effective November 28, 1997, this funds assets were transferred to the
      PPI T. Rowe Price Growth Equity Portfolio.
(2  - Effective November 28, 1997, this funds assets were transferred to the
      PPI MFS Emerging Equities Portfolio.
(3) - Effective November 28, 1997, this funds assets were transferred to PPI MFS Research Growth Fund.
(4) - Effective November 28, 1997, this funds assets were transferred to the Aetna Variable Encore Fund.
(5) - Effective November 28, 1997, this funds assets were transferred to the PPI MFS Value Equity Portfolio.
(6) - Effective November 28, 1997, this funds assets were transferred to the PPI Scudder International Growth Portfolio.

---------------------------------------------------------------------------------------------------------------------
           Net Unrealized                                       Net
            Gain (Loss)                     Net          Increase (Decrease)                  Net Assets
            -----------                  Change in          In Net Assets                     ----------
    Beginning             End            Unrealized           from Unit            Beginning              End
     of Year            of Year         Gain (Loss)         Transactions            of Year             of Year
---------------------------------------------------------------------------------------------------------------------
   $122,191,053      $255,524,506      $133,333,453         $619,647,552        $1,848,811,724      $2,922,442,857
=====================================================================================================================

                         Independent Auditors' Report



The Board of Directors of Aetna Life Insurance and Annuity Company and Contract
 Owners of Variable Annuity Account B:



We have audited the accompanying statement of assets and liabilities of Aetna Life Insurance and Annuity Company Variable Annuity Account B (the "Account") as of December 31, 1998, and the related statements of operations and changes in net assets for each of the years in the two-year period then ended and condensed financial information for the year ended December 31, 1998. These financial statements and condensed financial information are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and condensed financial information based on our audits.


We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and condensed financial information are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and condensed financial information. Our procedures included confirmation of securities owned as of December 31, 1998, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


In our opinion, the financial statements and condensed financial information referred to above present fairly, in all material respects, the financial position of Aetna Life Insurance and Annuity Company Variable Annuity Account B as of December 31, 1998, the results of its operations and changes in its net assets for each of the years in the two-year period then ended and condensed financial information for the year ended December 31, 1998, in conformity with generally accepted accounting principles.

                                             KPMG LLP


Hartford, Connecticut
February 26, 1999